Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015	Jul. 31, 2015	Jun. 30, 2015	May 31, 2015	Apr. 30, 2015	Mar. 31, 2015	Feb. 28, 2015	Jan. 31, 2015
C000141138
Account Value [Line Items]
Account Value	$ 19,198	$ 19,676	$ 19,079	$ 19,507	$ 19,221	$ 18,806	$ 18,547	$ 18,157	$ 17,482	$ 18,105	$ 17,703	$ 17,314	$ 17,197	$ 16,465	$ 15,346	$ 15,702	$ 16,313	$ 16,580	$ 16,261	$ 15,727	$ 15,816	$ 15,638	$ 15,218	$ 15,663	$ 14,874	$ 15,390	$ 14,531	$ 13,970	$ 15,066	$ 15,626	$ 14,824	$ 15,783	$ 15,671	$ 16,716	$ 16,554	$ 16,878	$ 17,463	$ 16,947	$ 17,220	$ 16,617	$ 17,050	$ 16,811	$ 16,741	$ 16,593	$ 16,400	$ 15,957	$ 15,718	$ 15,559	$ 15,593	$ 15,138	$ 14,063	$ 14,253	$ 14,522	$ 14,074	$ 13,498	$ 13,263	$ 12,805	$ 11,967	$ 13,040	$ 13,610	$ 13,598	$ 13,321	$ 13,103	$ 12,897	$ 12,788	$ 12,767	$ 12,698	$ 12,167	$ 12,536	$ 12,264	$ 12,047	$ 11,808	$ 11,201	$ 11,720	$ 11,614	$ 12,260	$ 12,238	$ 12,037	$ 11,783	$ 11,804	$ 11,667	$ 11,688	$ 11,698	$ 12,111	$ 11,783	$ 11,660	$ 11,515	$ 11,369	$ 11,203	$ 11,182	$ 10,974	$ 10,912	$ 10,766	$ 10,652	$ 10,600	$ 10,382	$ 10,236	$ 10,090	$ 10,101	$ 10,294	$ 10,263	$ 10,274	$ 10,029	$ 9,917	$ 9,897	$ 9,785	$ 9,328	$ 9,338	$ 9,612	$ 9,800	$ 9,840	$ 9,481	$ 9,681	$ 10,070	$ 10,110	$ 10,299	$ 10,319	$ 10,190	$ 10,259	$ 9,990
C000141139
Account Value [Line Items]
Account Value	18,731	19,212	18,624	19,059	18,777	18,368	18,112	17,741	17,089	17,703	17,306	16,935	16,820	16,120	15,027	15,379	15,969	16,233	15,931	15,403	15,491	15,328	14,913	15,353	14,586	15,092	14,254	13,712	14,784	15,351	14,557	15,505	15,394	16,429	16,269	16,589	17,168	16,666	16,937	16,339	16,779	16,553	16,484	16,338	16,158	15,719	15,493	15,336	15,370	14,924	13,869	14,057	14,324	13,880	13,319	13,086	12,642	11,822	12,886	13,452	13,441	13,173	12,957	12,752	12,644	12,633	12,565	12,037	12,404	12,134	11,929	11,692	11,088	11,609	11,504	12,147	12,136	11,936	11,694	11,715	11,578	11,599	11,609	12,020	11,694	11,582	11,437	11,302	11,137	11,116	10,919	10,857	10,711	10,597	10,545	10,338	10,193	10,049	10,059	10,252	10,232	10,232	9,998	9,886	9,876	9,764	9,317	9,317	9,601	9,780	9,830	9,471	9,670	10,070	10,100	10,290	10,320	10,190	10,260	10,000
C000007905
Account Value [Line Items]
Account Value	32,124	33,049	31,222	31,548	30,947	30,221	29,825	28,786	27,360	28,561	27,310	26,034	25,609	24,493	22,383	22,867	23,972	24,332	23,627	22,051	22,051	21,902	21,269	21,753	20,450	21,674	20,556	18,948	20,802	21,686	20,041	21,901	21,925	24,001	23,265	24,110	25,559	24,501	24,604	23,057	24,227	23,673	23,074	22,555	22,322	21,177	20,358	19,719	19,899	19,131	17,138	17,720	18,444	17,119	16,242	15,879	15,124	13,328	15,329	16,707	16,611	16,180	15,615	15,310	15,089	15,423	15,257	14,415	15,274	14,675	14,506	14,008	12,884	14,163	13,944	15,119	15,089	14,558	14,091	14,048	13,752	13,785	14,038	14,492	13,594	13,482	13,106	12,833	12,503	12,417	12,182	12,133	12,063	11,851	11,882	11,356	11,112	10,878	10,254	10,367	10,354	10,247	9,853	9,991	9,824	9,885	9,255	9,370	10,052	10,185	10,182	9,396	9,692	10,306	10,072	10,231	10,033	10,021	10,168	9,504
C000007906
Account Value [Line Items]
Account Value	31,585	32,503	30,710	31,029	30,452	29,739	29,350	28,331	26,931	28,122	26,894	25,642	25,212	24,128	22,054	22,542	23,628	23,982	23,288	21,739	21,751	21,605	20,970	21,458	20,165	21,385	20,285	18,700	20,527	21,422	19,790	21,621	21,657	23,702	22,977	23,821	25,260	24,218	24,320	22,798	23,955	23,407	22,822	22,309	22,085	20,953	20,144	19,519	19,704	18,944	16,970	17,547	18,270	16,958	16,095	15,736	14,988	13,210	15,197	16,562	16,466	16,045	15,484	15,187	14,969	15,305	15,141	14,306	15,163	14,569	14,407	13,913	12,798	14,070	13,857	15,025	14,996	14,472	14,008	13,970	13,675	13,709	13,965	14,416	13,523	13,417	13,042	12,774	12,445	12,364	12,129	12,084	12,018	11,806	11,837	11,317	11,078	10,842	10,222	10,335	10,326	10,222	9,829	9,967	9,801	9,864	9,239	9,353	10,034	10,169	10,166	9,384	9,680	10,294	10,063	10,225	10,027	10,018	10,165	9,501
C000007907
Account Value [Line Items]
Account Value	31,263	32,181	30,407	30,726	30,157	29,452	29,069	28,057	26,682	27,864	26,648	25,409	24,988	23,907	21,859	22,334	23,420	23,771	23,083	21,556	21,567	21,420	20,798	21,285	20,007	21,203	20,115	18,543	20,361	21,248	19,633	21,456	21,489	23,522	22,803	23,632	25,057	24,033	24,135	22,625	23,774	23,237	22,655	22,153	21,928	20,803	20,003	19,388	19,566	18,815	16,856	17,436	18,156	16,850	15,995	15,640	14,894	13,132	15,111	16,470	16,374	15,956	15,404	15,105	14,891	15,223	15,064	14,236	15,087	14,501	14,337	13,847	12,737	14,009	13,795	14,960	14,935	14,414	13,952	13,914	13,627	13,661	13,914	14,367	13,479	13,372	13,000	12,733	12,407	12,329	12,096	12,051	11,985	11,776	11,807	11,288	11,052	10,816	10,200	10,313	10,304	10,203	9,812	9,949	9,786	9,850	9,225	9,340	10,023	10,158	10,155	9,378	9,672	10,287	10,057	10,220	10,024	10,015	10,163	9,499
C000007911
Account Value [Line Items]
Account Value	23,903	25,605	24,138	24,453	24,159	23,489	22,417	22,396	21,649	22,645	21,337	20,715	20,549	19,537	18,076	18,629	19,300	19,656	19,016	17,797	18,525	18,387	18,407	18,977	18,072	18,788	17,732	16,003	17,424	18,000	16,999	18,640	18,300	19,281	18,753	19,112	19,678	18,514	18,984	18,121	18,874	18,576	18,244	18,479	17,994	17,258	16,288	15,365	15,553	15,022	13,187	13,480	13,897	13,249	12,797	12,843	12,463	11,154	13,254	14,699	15,004	14,649	14,177	14,020	13,605	14,020	13,915	13,129	13,915	13,429	13,415	12,957	12,013	13,258	12,935	13,781	13,744	13,495	13,001	12,976	12,939	12,927	13,062	13,678	13,087	12,921	12,542	12,448	12,003	12,031	11,849	11,701	11,738	11,655	11,812	11,303	11,164	10,919	10,145	10,231	10,222	10,076	9,776	9,870	9,742	9,665	9,041	9,109	9,828	9,994	9,970	9,286	9,572	10,153	10,016	10,157	9,961	9,898	10,055	9,427
C000007913
Account Value [Line Items]
Account Value	23,243	24,902	23,472	23,787	23,514	22,841	21,807	21,807	21,078	22,036	20,786	20,182	20,016	19,028	17,619	18,174	18,829	19,166	18,564	17,379	18,070	17,951	17,971	18,544	17,655	18,362	17,318	15,637	17,028	17,608	16,639	18,232	17,910	18,877	18,346	18,707	19,276	18,132	18,604	17,754	18,494	18,211	17,877	18,128	17,658	16,936	15,994	15,084	15,272	14,754	12,956	13,235	13,654	13,018	12,580	12,626	12,244	10,975	13,054	14,461	14,766	14,416	13,955	13,812	13,409	13,812	13,721	12,944	13,721	13,246	13,232	12,786	11,851	13,094	12,769	13,607	13,570	13,332	12,835	12,823	12,786	12,773	12,909	13,528	12,947	12,787	12,416	12,321	11,883	11,921	11,739	11,599	11,646	11,562	11,720	11,218	11,079	10,836	10,083	10,169	10,161	10,022	9,720	9,815	9,694	9,617	8,997	9,075	9,789	9,962	9,938	9,263	9,552	10,131	9,992	10,143	9,952	9,889	10,048	9,421
C000007914
Account Value [Line Items]
Account Value	24,121	25,952	23,542	23,928	23,542	23,674	22,095	22,522	21,648	23,091	22,024	21,079	21,526	19,371	17,739	18,897	19,864	20,499	19,617	17,946	18,550	18,812	19,426	19,839	18,107	19,078	18,270	16,645	18,211	18,709	17,030	18,850	18,632	20,333	20,165	19,967	21,678	20,881	21,932	20,747	21,577	21,229	21,297	21,061	21,082	20,083	19,757	18,966	19,077	18,308	16,376	16,839	17,544	16,284	15,502	15,109	14,386	12,677	14,670	15,973	15,902	15,492	14,931	14,616	14,423	14,779	14,613	13,784	14,619	14,017	13,930	13,451	12,329	13,523	13,306	14,457	14,452	13,928	13,495	13,443	13,048	13,079	13,315	13,813	13,171	13,067	12,667	12,387	12,059	11,949	11,718	11,507	11,639	11,565	11,672	11,507	11,548	11,337	10,043	10,541	10,549	10,235	9,769	9,665	9,568	9,432	8,708	8,540	9,339	9,811	9,660	9,101	9,626	10,072	10,263	10,256	10,145	10,245	10,048	9,544
C000007916
Account Value [Line Items]
Account Value	23,551	25,353	23,007	23,391	23,007	23,156	21,616	22,042	21,190	22,595	21,573	20,636	21,083	18,975	17,385	18,515	19,477	20,105	19,236	17,605	18,190	18,462	19,068	19,466	17,772	18,728	17,948	16,346	17,907	18,379	16,749	18,525	18,323	19,998	19,836	19,655	21,329	20,560	21,596	20,437	21,251	20,916	20,990	20,764	20,785	19,807	19,484	18,710	18,818	18,066	16,163	16,624	17,330	16,085	15,312	14,927	14,215	12,529	14,503	15,804	15,726	15,330	14,780	14,471	14,279	14,638	14,476	13,650	14,484	13,892	13,808	13,333	12,224	13,414	13,201	14,348	14,341	13,824	13,396	13,347	12,963	12,998	13,235	13,731	13,095	12,993	12,595	12,323	11,996	11,887	11,662	11,457	11,583	11,515	11,625	11,462	11,504	11,297	10,008	10,505	10,515	10,206	9,744	9,637	9,546	9,408	8,687	8,525	9,322	9,793	9,642	9,087	9,609	10,061	10,253	10,248	10,133	10,239	10,041	9,540
C000007923
Account Value [Line Items]
Account Value	21,157	22,466	21,444	21,651	21,711	21,459	20,353	20,724	20,116	20,650	19,805	19,228	19,168	18,144	16,769	17,316	17,822	18,635	18,019	16,760	17,529	16,984	17,166	17,781	16,438	17,204	16,176	14,671	16,163	16,665	15,682	17,425	16,819	17,635	17,585	17,400	17,289	16,260	17,135	16,463	16,900	16,762	16,731	17,149	16,720	15,998	14,962	14,104	14,209	13,657	11,600	11,701	12,177	11,772	11,530	11,520	11,060	9,871	11,989	13,238	13,738	13,274	12,907	12,782	12,334	12,719	12,671	11,946	12,823	12,331	12,295	11,937	11,087	12,264	12,186	12,881	12,881	12,607	12,062	12,023	11,962	11,777	12,070	12,663	12,031	11,890	11,454	11,388	11,056	11,225	11,028	10,896	11,020	11,145	11,342	11,050	11,115	10,943	10,156	10,489	10,383	10,206	9,898	10,038	9,834	9,489	8,708	8,807	9,405	9,697	9,783	9,109	9,611	10,347	10,323	10,475	10,365	10,280	10,335	9,501
C000007925
Account Value [Line Items]
Account Value	20,573	21,865	20,869	21,074	21,118	20,884	19,821	20,187	19,586	20,128	19,308	18,752	18,693	17,702	16,354	16,896	17,396	18,202	17,592	16,373	17,121	16,594	16,774	17,384	16,082	16,829	15,822	14,354	15,822	16,319	15,357	17,073	16,485	17,281	17,244	17,061	16,950	15,952	16,810	16,153	16,587	16,460	16,429	16,855	16,429	15,713	14,706	13,866	13,970	13,435	11,407	11,518	11,982	11,589	11,358	11,348	10,890	9,727	11,815	13,058	13,546	13,092	12,735	12,610	12,173	12,566	12,518	11,795	12,669	12,188	12,152	11,804	10,965	12,135	12,057	12,744	12,752	12,487	11,941	11,911	11,857	11,672	11,965	12,558	11,934	11,796	11,366	11,307	10,974	11,144	10,946	10,821	10,946	11,070	11,276	10,990	11,048	10,886	10,104	10,438	10,339	10,161	9,852	10,000	9,802	9,456	8,679	8,777	9,385	9,671	9,763	9,091	9,597	10,330	10,306	10,466	10,355	10,270	10,331	9,498
C000007932
Account Value [Line Items]
Account Value	40,739	40,436	38,125	38,386	37,678	36,858	37,936	35,508	33,298	35,001	34,349	31,994	30,798	29,528	26,232	26,575	28,395	28,395	27,639	25,785	24,481	24,137	22,386	22,936	20,669	22,487	21,247	20,443	22,956	24,766	22,052	24,166	24,687	28,622	27,939	29,403	33,143	32,779	33,239	31,264	33,185	32,130	31,083	29,206	29,576	27,515	27,435	27,303	27,356	26,435	23,636	24,366	25,121	23,076	21,883	21,038	19,470	16,985	18,939	19,977	19,277	18,848	17,932	17,627	18,034	18,176	18,091	16,983	17,829	17,083	16,600	16,056	14,605	15,960	15,514	17,340	17,268	16,578	16,405	16,071	15,432	15,084	15,432	15,752	14,264	14,185	13,907	13,264	13,238	13,125	12,580	12,493	12,146	11,786	11,650	11,178	10,707	10,634	10,757	11,039	10,855	10,806	10,238	10,431	10,069	10,153	9,622	9,852	10,697	10,868	10,732	9,894	10,359	11,117	10,633	10,733	10,511	10,400	10,500	9,833
C000007934
Account Value [Line Items]
Account Value	39,664	39,404	37,151	37,380	36,731	35,929	36,995	34,623	32,473	34,178	33,511	31,249	30,063	28,838	25,606	25,958	27,749	27,749	27,011	25,220	23,920	23,604	21,918	22,445	20,232	22,022	20,823	20,001	22,501	24,282	21,611	23,703	24,201	28,052	27,421	28,848	32,533	32,191	32,658	30,682	32,603	31,587	30,553	28,705	29,080	27,045	26,992	26,858	26,911	26,030	23,274	23,988	24,750	22,733	21,576	20,747	19,187	16,749	18,675	19,699	19,016	18,603	17,681	17,415	17,804	17,948	17,862	16,767	17,618	16,889	16,422	15,875	14,456	15,781	15,364	17,164	17,092	16,429	16,242	15,922	15,282	14,948	15,296	15,616	14,154	14,071	13,793	13,160	13,148	13,034	12,488	12,413	12,065	11,716	11,580	11,119	10,647	10,574	10,697	10,980	10,796	10,746	10,189	10,383	10,032	10,116	9,584	9,814	10,661	10,827	10,713	9,872	10,327	11,089	10,614	10,714	10,502	10,391	10,491	9,821
C000007917
Account Value [Line Items]
Account Value	23,821	25,403	24,343	24,699	24,720	24,306	23,193	23,459	22,845	23,374	22,356	21,827	21,644	20,707	19,308	19,715	20,275	21,008	20,491	19,326	20,167	19,493	19,816	20,424	19,284	20,057	18,865	17,181	18,791	19,316	18,343	20,113	19,517	20,418	20,220	20,269	20,055	18,995	20,059	19,171	19,549	19,316	19,383	19,841	19,340	18,575	17,421	16,481	16,637	16,010	13,860	14,186	14,584	14,214	13,812	13,839	13,352	12,122	14,181	15,607	16,011	15,581	15,075	14,779	14,401	14,666	14,483	13,615	14,421	13,831	13,757	13,412	12,537	13,713	13,530	14,284	14,295	14,068	13,454	13,432	13,398	13,148	13,482	14,183	13,504	13,384	13,035	12,815	12,394	12,510	12,302	12,104	12,010	11,931	11,993	11,578	11,568	11,309	10,575	10,636	10,746	10,686	10,431	10,332	10,213	9,988	9,424	9,483	9,939	10,068	10,002	9,275	9,480	10,087	9,906	10,081	9,989	9,899	10,073	9,560
C000007919
Account Value [Line Items]
Account Value	23,228	24,795	23,756	24,101	24,141	23,736	22,659	22,920	22,338	22,831	21,872	21,333	21,173	20,248	18,894	19,306	19,856	20,576	20,062	18,936	19,743	19,112	19,411	20,008	18,906	19,662	18,506	16,861	18,429	18,946	18,001	19,760	19,174	20,056	19,862	19,926	19,715	18,668	19,717	18,854	19,226	19,011	19,075	19,527	19,046	18,288	17,163	16,234	16,389	15,779	13,669	13,986	14,379	14,013	13,638	13,651	13,169	11,961	13,999	15,411	15,824	15,395	14,893	14,610	14,235	14,497	14,325	13,476	14,263	13,687	13,613	13,283	12,415	13,591	13,409	14,156	14,167	13,952	13,340	13,318	13,284	13,044	13,387	14,084	13,409	13,287	12,940	12,729	12,320	12,424	12,225	12,028	11,945	11,863	11,935	11,511	11,511	11,249	10,527	10,594	10,704	10,644	10,385	10,296	10,177	9,968	9,394	9,463	9,918	10,052	9,987	9,263	9,459	10,066	9,891	10,066	9,974	9,899	10,073	9,559
C000007938
Account Value [Line Items]
Account Value	17,226	17,674	17,167	17,586	17,304	16,953	16,766	16,563	16,002	16,611	16,205	15,760	15,770	15,103	14,147	14,365	14,914	15,264	14,980	14,497	14,649	14,526	14,195	14,715	13,977	14,355	13,579	13,135	14,100	14,535	13,894	14,800	14,660	15,481	15,612	15,958	16,611	16,234	16,683	16,226	16,756	16,593	16,603	16,611	16,379	15,836	15,708	15,500	15,572	14,961	13,662	13,921	14,141	13,609	12,929	12,673	12,200	11,267	12,372	12,884	12,869	12,561	12,395	12,133	12,046	12,039	12,077	11,603	11,926	11,725	11,603	11,467	10,907	11,368	11,230	11,773	11,828	11,815	11,593	11,661	11,675	11,722	11,825	12,206	11,770	11,699	11,572	11,478	11,411	11,364	11,137	11,117	10,937	10,804	10,717	10,524	10,337	10,232	10,205	10,337	10,284	10,238	9,949	9,949	9,995	9,883	9,482	9,587	9,929	10,021	10,070	9,640	9,933	10,301	10,302	10,499	10,468	10,277	10,345	10,006
C000007939
Account Value [Line Items]
Account Value	16,966	17,405	16,902	17,327	17,047	16,698	16,522	16,321	15,774	16,378	15,975	15,543	15,553	14,895	13,954	14,170	14,707	15,064	14,782	14,302	14,462	14,349	14,020	14,537	13,813	14,180	13,418	12,985	13,935	14,368	13,740	14,631	14,501	15,318	15,448	15,782	16,441	16,065	16,512	16,057	16,585	16,423	16,440	16,448	16,226	15,685	15,558	15,359	15,431	14,828	13,542	13,799	14,018	13,496	12,826	12,571	12,100	11,179	12,272	12,788	12,773	12,469	12,310	12,050	11,956	11,956	11,993	11,528	11,843	11,649	11,528	11,399	10,840	11,306	11,162	11,711	11,766	11,753	11,531	11,599	11,613	11,667	11,769	12,151	11,722	11,647	11,520	11,433	11,366	11,319	11,099	11,072	10,899	10,772	10,679	10,485	10,305	10,203	10,177	10,309	10,256	10,210	9,926	9,926	9,973	9,860	9,465	9,570	9,913	10,008	10,058	9,633	9,921	10,290	10,297	10,494	10,464	10,272	10,346	10,006
C000007940
Account Value [Line Items]
Account Value	16,812	17,244	16,754	17,172	16,897	16,550	16,381	16,180	15,635	16,239	15,836	15,410	15,422	14,772	13,837	14,056	14,588	14,946	14,668	14,195	14,345	14,241	13,918	14,426	13,710	14,079	13,329	12,890	13,837	14,276	13,643	14,529	14,404	15,211	15,347	15,677	16,336	15,961	16,406	15,961	16,483	16,329	16,350	16,350	16,133	15,596	15,473	15,275	15,351	14,749	13,469	13,727	13,949	13,424	12,761	12,506	12,041	11,128	12,217	12,726	12,717	12,413	12,253	12,000	11,907	11,907	11,951	11,484	11,800	11,609	11,492	11,358	10,800	11,268	11,133	11,673	11,729	11,713	11,496	11,567	11,583	11,630	11,740	12,110	11,685	11,616	11,485	11,400	11,330	11,284	11,061	11,045	10,868	10,738	10,653	10,461	10,277	10,181	10,158	10,287	10,234	10,196	9,908	9,908	9,961	9,847	9,452	9,558	9,900	9,995	10,045	9,623	9,909	10,282	10,289	10,487	10,459	10,268	10,339	10,000
C000195945
Account Value [Line Items]
Account Value	16,511	16,995	17,026	18,026	17,901	17,308	16,805	17,179	16,337	16,883	16,337	15,885	15,963	15,153	13,957	14,396	14,941	15,547	15,147	14,482	15,087	14,678	14,225	14,678	13,514	13,773	12,121	11,443	12,623	13,419	12,755	14,009	13,758	14,702	14,716	15,174	15,778	15,053	15,767	15,296	15,824	15,581	15,459	15,673	15,117	14,675	14,333	13,991	14,177	13,500	11,753	12,242	12,522	11,949	11,711	11,334	10,761	10,090	11,823	12,787	13,123	12,741	12,592	12,173	11,821	12,051	12,295	11,618	12,227	11,875	11,781	11,510	10,793	11,366	11,340	12,331	12,208	12,488	12,156	12,322	12,567	12,375	12,462	13,119	12,506	12,323	12,205	12,019	11,750	11,758	11,421	11,413	11,026	10,739	10,419	10,293	9,973	9,681	9,900	10,126	9,989	9,973	9,544	9,819	9,819	9,616	9,009	9,309	9,884	10,086	10,188	9,545	10,016	10,792	10,611	10,933	10,948	10,533	10,697	10,086
C000225417
Account Value [Line Items]
Account Value	16,096	16,562	16,608	17,589	17,466	16,884	16,406	16,773	15,948	16,483	15,963	15,520	15,596	14,802	13,642	14,088	14,609	15,219	14,811	14,172	14,767	14,366	13,935	14,380	13,237	13,495	11,884	11,217	12,378	13,161	12,523	13,756	13,495	14,424	14,453	14,903	15,497	14,783	15,486	15,036	15,556	15,317	15,197	15,421	14,874	14,453	14,102	13,780	13,966	13,302	11,583	12,068	12,346	11,783	11,552	11,182	10,619	9,959	11,671	12,626	12,960	12,586	12,441	12,029	11,684	11,914	12,157	11,491	12,096	11,750	11,659	11,393	10,686	11,256	11,232	12,216	12,097	12,377	12,050	12,217	12,463	12,275	12,364	13,018	12,413	12,233	12,119	11,937	11,672	11,683	11,350	11,344	10,962	10,679	10,363	10,239	9,923	9,635	9,854	10,082	9,947	9,933	9,508	9,784	9,786	9,586	8,983	9,284	9,859	10,063	10,167	9,528	9,999	10,776	10,598	10,921	10,939	10,526	10,693	10,084
C000007920
Account Value [Line Items]
Account Value	15,697	16,016	15,674	16,481	16,543	16,140	15,949	16,166	15,484	16,166	15,484	15,267	15,639	14,815	13,355	13,923	14,815	15,368	14,861	14,046	14,753	14,446	14,046	14,615	13,140	13,441	11,719	10,988	12,283	13,289	12,633	14,173	14,276	15,567	15,699	16,536	17,431	17,141	18,501	17,994	18,328	17,948	18,321	18,388	18,074	17,489	17,096	16,062	16,039	14,998	13,251	13,464	13,755	12,993	12,505	11,779	10,779	9,844	12,131	13,011	13,220	12,612	12,395	11,840	11,611	11,905	11,866	11,246	11,920	11,442	11,431	10,996	10,006	10,860	10,902	11,882	11,923	12,438	12,086	12,086	12,555	12,432	12,626	13,594	12,799	12,473	12,218	12,147	12,066	12,015	11,383	11,362	11,046	10,741	10,292	10,027	9,762	9,559	9,870	9,880	9,820	9,669	9,184	9,644	9,604	9,344	8,813	8,963	9,725	10,002	9,973	9,298	9,869	10,602	10,505	10,782	10,436	10,109	10,307	9,703
C000007908
Account Value [Line Items]
Account Value	41,514	41,203	38,818	39,120	38,381	37,508	38,580	36,127	34,089	35,829	35,133	32,730	31,520	30,299	26,945	27,254	28,980	28,882	28,270	26,464	25,031	24,527	22,671	23,013	20,621	22,649	21,624	20,828	23,299	25,120	22,186	24,216	24,690	28,736	28,125	29,255	33,316	33,265	33,793	31,737	33,698	32,589	31,534	29,482	30,070	27,952	28,083	27,481	28,213	26,964	24,806	25,455	26,328	24,282	22,786	21,713	20,084	17,543	19,393	20,602	19,628	19,170	18,245	17,888	18,378	18,590	18,444	17,356	18,145	17,334	16,823	16,324	14,791	16,150	15,686	17,531	17,430	16,694	16,545	16,239	15,576	15,229	15,585	15,892	14,358	14,250	14,007	13,362	13,354	13,245	12,710	12,668	12,428	12,120	12,037	11,431	11,083	10,922	10,513	10,710	10,687	10,657	10,167	10,333	10,099	10,326	9,668	9,683	10,273	10,401	10,416	9,542	9,785	10,366	10,107	10,277	10,149	10,149	10,277	9,652
C000007910
Account Value [Line Items]
Account Value	40,487	40,196	37,865	38,171	37,474	36,623	37,675	35,293	33,297	35,008	34,337	32,005	30,814	29,625	26,341	26,654	28,354	28,272	27,667	25,902	24,516	24,021	22,207	22,553	20,210	22,200	21,211	20,437	22,859	24,639	21,779	23,772	24,235	28,220	27,618	28,730	32,730	32,679	33,211	31,207	33,143	32,052	31,016	29,014	29,593	27,513	27,644	27,065	27,789	26,569	24,448	25,088	25,954	23,946	22,465	21,423	19,822	17,302	19,139	20,343	19,375	18,938	18,031	17,684	18,165	18,367	18,243	17,172	17,953	17,150	16,648	16,158	14,641	15,993	15,528	17,358	17,267	16,539	16,400	16,102	15,447	15,110	15,467	15,765	14,247	14,143	13,900	13,269	13,261	13,160	12,623	12,590	12,349	12,049	11,966	11,374	11,025	10,865	10,462	10,668	10,637	10,615	10,122	10,289	10,069	10,289	9,644	9,659	10,251	10,375	10,390	9,517	9,770	10,346	10,093	10,264	10,143	10,143	10,272	9,650
C000007899
Account Value [Line Items]
Account Value	14,007	14,055	13,564	13,375	13,394	13,252	13,450	13,422	13,347	13,384	13,243	12,922	12,507	12,762	12,692	12,770	12,552	12,525	12,404	12,154	12,102	11,947	12,059	11,929	12,119	11,774	11,636	11,446	11,437	11,126	11,195	11,402	11,411	11,273	11,178	11,394	11,411	11,135	11,048	11,575	11,342	11,256	11,342	11,488	11,377	11,205	11,042	11,256	11,334	11,298	10,965	10,873	10,965	10,940	10,926	10,968	10,761	10,893	10,968	11,083	10,943	10,995	10,955	10,748	10,564	10,748	10,765	10,653	10,845	10,868	10,860	10,964	10,725	10,834	10,865	10,943	10,687	10,819	10,741	10,733	10,686	10,640	10,632	10,694	10,617	10,588	10,511	10,395	10,333	10,364	10,366	10,335	10,259	10,174	10,136	10,121	10,113	10,096	10,027	9,997	9,989	9,936	9,898	9,974	9,921	9,951	9,746	9,799	9,944	10,177	10,095	9,783	9,924	10,221	10,131	10,336	10,285	10,365	10,336	10,007
C000007901
Account Value [Line Items]
Account Value	13,662	13,716	13,244	13,050	13,078	12,939	13,143	13,115	13,041	13,087	12,939	12,634	12,226	12,474	12,423	12,500	12,285	12,259	12,139	11,909	11,858	11,705	11,816	11,697	11,884	11,543	11,407	11,228	11,220	10,922	10,990	11,194	11,203	11,067	10,982	11,203	11,220	10,947	10,862	11,382	11,152	11,067	11,161	11,304	11,203	11,034	10,882	11,093	11,161	11,136	10,807	10,716	10,815	10,790	10,777	10,826	10,622	10,753	10,834	10,940	10,810	10,858	10,826	10,621	10,439	10,628	10,645	10,535	10,724	10,756	10,748	10,851	10,614	10,727	10,765	10,842	10,589	10,727	10,649	10,649	10,603	10,557	10,549	10,612	10,537	10,511	10,437	10,324	10,265	10,297	10,302	10,273	10,199	10,117	10,082	10,068	10,063	10,047	9,981	9,953	9,948	9,897	9,861	9,939	9,888	9,920	9,718	9,773	9,919	10,153	10,074	9,765	9,908	10,206	10,119	10,325	10,276	10,359	10,332	10,005
C000007902
Account Value [Line Items]
Account Value	33,614	34,437	32,533	32,835	32,149	31,389	31,020	29,947	28,537	29,756	28,828	27,373	26,927	25,752	23,603	24,099	25,309	25,726	24,921	23,382	23,287	22,924	22,120	22,673	21,333	22,640	21,443	19,840	21,859	22,787	20,871	22,748	22,708	24,884	23,994	24,738	26,089	24,973	25,147	23,505	24,655	23,929	23,378	22,850	22,693	21,540	20,640	20,089	20,297	19,545	17,621	18,102	18,820	17,559	16,623	16,299	15,563	13,794	15,742	17,159	17,166	16,668	16,082	15,748	15,458	15,709	15,493	14,472	15,454	14,855	14,568	14,122	13,070	14,369	14,087	15,121	15,037	14,568	14,044	13,960	13,635	13,587	13,942	14,482	13,702	13,553	13,151	12,856	12,595	12,561	12,314	12,240	12,070	11,951	11,940	11,487	11,277	11,060	10,671	10,868	10,868	10,858	10,471	10,449	10,269	10,232	9,586	9,602	10,105	10,271	10,237	9,445	9,688	10,314	10,107	10,310	10,179	10,087	10,252	9,695
C000007903
Account Value [Line Items]
Account Value	33,124	33,936	32,059	32,361	31,693	30,951	30,582	29,535	28,143	29,353	28,443	27,005	26,568	25,421	23,295	23,791	24,994	25,403	24,614	23,091	22,995	22,649	21,853	22,407	21,083	22,383	21,200	19,618	21,608	22,538	20,635	22,500	22,467	24,615	23,740	24,477	25,823	24,716	24,898	23,275	24,413	23,700	23,155	22,633	22,484	21,350	20,455	19,911	20,120	19,376	17,469	17,951	18,663	17,420	16,488	16,170	15,439	13,686	15,625	17,033	17,047	16,547	15,973	15,637	15,353	15,605	15,388	14,377	15,356	14,761	14,480	14,038	12,996	14,289	14,012	15,044	14,959	14,495	13,974	13,890	13,571	13,522	13,878	14,415	13,643	13,494	13,101	12,804	12,548	12,514	12,266	12,197	12,032	11,912	11,907	11,457	11,246	11,034	10,643	10,841	10,841	10,830	10,446	10,430	10,249	10,212	9,567	9,583	10,089	10,258	10,224	9,432	9,676	10,307	10,098	10,303	10,176	10,083	10,249	9,693
C000007904
Account Value [Line Items]
Account Value	32,788	33,597	31,748	32,047	31,385	30,651	30,295	29,250	27,881	29,079	28,178	26,764	26,331	25,195	23,089	23,581	24,772	25,178	24,404	22,895	22,809	22,466	21,677	22,226	20,914	22,200	21,035	19,464	21,447	22,362	20,482	22,332	22,300	24,439	23,570	24,302	25,637	24,543	24,724	23,112	24,249	23,541	23,000	22,489	22,341	21,215	20,326	19,785	19,993	19,263	17,366	17,846	18,554	17,318	16,398	16,082	15,354	13,618	15,547	16,947	16,954	16,463	15,891	15,563	15,280	15,531	15,321	14,314	15,289	14,696	14,423	13,977	12,945	14,232	13,955	14,984	14,900	14,437	13,924	13,840	13,522	13,474	13,834	14,371	13,599	13,455	13,058	12,768	12,511	12,480	12,237	12,167	12,000	11,884	11,876	11,427	11,221	11,007	10,622	10,821	10,823	10,815	10,432	10,413	10,235	10,200	9,558	9,576	10,080	10,247	10,215	9,428	9,672	10,299	10,094	10,300	10,171	10,081	10,248	9,693
C000195946
Account Value [Line Items]
Account Value	20,814	22,696	20,442	20,757	20,607	20,922	18,995	19,177	18,269	19,655	18,979	17,972	18,698	16,664	15,278	16,394	17,429	18,353	17,310	16,006	16,165	16,451	17,278	17,580	16,022	17,119	16,730	15,082	16,683	17,025	15,408	16,807	16,776	18,621	18,391	18,206	20,144	19,700	20,559	19,728	20,328	19,891	20,634	20,255	20,215	19,796	19,607	18,459	17,582	16,188	13,665	13,379	13,848	13,106	12,757	12,330	11,566	10,169	13,003	14,193	14,672	14,267	13,706	13,352	13,083	13,754	13,686	12,784	13,869	13,406	13,698	13,028	11,700	13,285	13,084	14,675	15,037	14,422	14,177	14,078	13,273	13,164	13,001	13,526	13,182	13,231	12,868	12,758	12,015	12,167	12,082	11,677	11,922	11,795	11,778	11,559	11,508	11,202	10,079	10,580	10,467	10,289	9,716	9,716	9,506	9,361	8,674	8,674	9,514	10,022	9,710	9,198	9,673	10,327	10,453	10,379	10,156	10,423	10,253	9,681
C000225418
Account Value [Line Items]
Account Value	$ 20,310	22,145	19,965	20,258	20,128	20,437	18,562	18,740	17,849	19,209	18,562	17,574	18,286	16,306	14,944	16,056	17,058	17,967	16,941	15,675	15,831	16,128	16,941	17,238	15,706	16,794	16,412	14,789	16,366	16,718	15,140	16,503	16,472	18,289	18,077	17,880	19,788	19,362	20,221	19,402	19,993	19,564	20,308	19,922	19,896	19,483	19,311	18,181	17,320	15,951	13,468	13,189	13,653	12,925	12,583	12,164	11,413	10,037	12,836	14,014	14,490	14,093	13,541	13,194	12,932	13,598	13,533	12,644	13,720	13,265	13,557	12,896	11,583	13,156	12,960	14,539	14,900	14,293	14,054	13,959	13,163	13,058	12,899	13,422	13,084	13,135	12,777	12,671	11,935	12,089	12,007	11,607	11,853	11,729	11,715	11,499	11,451	11,149	10,033	10,534	10,424	10,249	9,680	9,682	9,475	9,332	8,649	8,651	9,490	9,999	9,690	9,180	9,657	10,312	10,440	10,368	10,148	10,417	10,248	9,678
MSCI All Country World Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Account Value	$ 24,183	24,770	23,877	24,425	23,870	23,279	22,910	22,411	21,536	22,271	21,593	20,704	20,584	19,640	17,981	18,538	19,338	19,894	19,191	18,138	18,334	18,075	17,534	18,051	16,844	17,534	16,272	15,346	16,970	17,619	16,469	17,985	17,964	19,527	19,113	19,620	20,633	19,839	20,329	19,342	20,175	19,682	19,548	19,294	18,998	18,202	17,729	17,327	17,406	16,634	14,809	15,178	15,683	14,779	14,036	13,602	13,035	11,774	13,611	14,807	14,973	14,463	14,119	13,742	13,459	13,786	13,746	12,901	13,715	13,267	13,102	12,761	11,827	12,723	12,540	13,555	13,497	13,392	13,000	13,070	13,054	12,931	13,213	13,793	13,056	12,849	12,605	12,348	12,114	12,068	11,740	11,687	11,434	11,259	11,123	10,819	10,531	10,309	10,231	10,408	10,344	10,310	9,884	9,944	9,931	9,787	9,112	9,175	9,764	9,943	10,026	9,296	9,646	10,355	10,266	10,514	10,528	10,231	10,392	9,844
MSCI All Country World Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Account Value	$ 24,183	24,770	23,877	24,425	23,870	23,279	22,910	22,411	21,536	22,271	21,593	20,704	20,584	19,640	17,981	18,538	19,338	19,894	19,191	18,138	18,334	18,075	17,534	18,051	16,844	17,534	16,272	15,346	16,970	17,619	16,469	17,985	17,964	19,527	19,113	19,620	20,633	19,839	20,329	19,342	20,175	19,682	19,548	19,294	18,998	18,202	17,729	17,327	17,406	16,634	14,809	15,178	15,683	14,779	14,036	13,602	13,035	11,774	13,611	14,807	14,973	14,463	14,119	13,742	13,459	13,786	13,746	12,901	13,715	13,267	13,102	12,761	11,827	12,723	12,540	13,555	13,497	13,392	13,000	13,070	13,054	12,931	13,213	13,793	13,056	12,849	12,605	12,348	12,114	12,068	11,740	11,687	11,434	11,259	11,123	10,819	10,531	10,309	10,231	10,408	10,344	10,310	9,884	9,944	9,931	9,787	9,112	9,175	9,764	9,943	10,026	9,296	9,646	10,355	10,266	10,514	10,528	10,231	10,392	9,844
Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 33,560	34,522	32,434	32,663	31,979	31,238	30,790	29,804	28,463	29,728	28,805	27,329	26,953	25,685	23,491	24,073	25,260	25,710	24,855	23,283	23,175	22,891	22,189	22,730	21,302	22,617	21,456	19,863	21,889	22,763	20,823	22,727	22,761	24,989	24,173	24,855	26,340	25,315	25,659	23,994	25,149	24,442	23,944	23,359	23,249	22,061	21,257	20,658	20,830	19,985	17,879	18,321	19,016	17,716	16,736	16,374	15,553	13,738	15,830	17,238	17,220	16,736	16,127	15,792	15,523	15,813	15,571	14,550	15,540	14,937	14,681	14,200	13,102	14,415	14,128	15,204	15,146	14,642	14,153	14,062	13,712	13,666	13,983	14,516	13,761	13,609	13,206	12,910	12,641	12,601	12,357	12,271	12,116	11,990	11,982	11,536	11,308	11,100	10,679	10,891	10,882	10,868	10,469	10,446	10,266	10,210	9,545	9,549	10,092	10,277	10,243	9,476	9,743	10,367	10,171	10,365	10,231	10,159	10,287	9,725
Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 33,560	34,522	32,434	32,663	31,979	31,238	30,790	29,804	28,463	29,728	28,805	27,329	26,953	25,685	23,491	24,073	25,260	25,710	24,855	23,283	23,175	22,891	22,189	22,730	21,302	22,617	21,456	19,863	21,889	22,763	20,823	22,727	22,761	24,989	24,173	24,855	26,340	25,315	25,659	23,994	25,149	24,442	23,944	23,359	23,249	22,061	21,257	20,658	20,830	19,985	17,879	18,321	19,016	17,716	16,736	16,374	15,553	13,738	15,830	17,238	17,220	16,736	16,127	15,792	15,523	15,813	15,571	14,550	15,540	14,937	14,681	14,200	13,102	14,415	14,128	15,204	15,146	14,642	14,153	14,062	13,712	13,666	13,983	14,516	13,761	13,609	13,206	12,910	12,641	12,601	12,357	12,271	12,116	11,990	11,982	11,536	11,308	11,100	10,679	10,891	10,882	10,868	10,469	10,446	10,266	10,210	9,545	9,549	10,092	10,277	10,243	9,476	9,743	10,367	10,171	10,365	10,231	10,159	10,287	9,725
Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 33,560	34,522	32,434	32,663	31,979	31,238	30,790	29,804	28,463	29,728	28,805	27,329	26,953	25,685	23,491	24,073	25,260	25,710	24,855	23,283	23,175	22,891	22,189	22,730	21,302	22,617	21,456	19,863	21,889	22,763	20,823	22,727	22,761	24,989	24,173	24,855	26,340	25,315	25,659	23,994	25,149	24,442	23,944	23,359	23,249	22,061	21,257	20,658	20,830	19,985	17,879	18,321	19,016	17,716	16,736	16,374	15,553	13,738	15,830	17,238	17,220	16,736	16,127	15,792	15,523	15,813	15,571	14,550	15,540	14,937	14,681	14,200	13,102	14,415	14,128	15,204	15,146	14,642	14,153	14,062	13,712	13,666	13,983	14,516	13,761	13,609	13,206	12,910	12,641	12,601	12,357	12,271	12,116	11,990	11,982	11,536	11,308	11,100	10,679	10,891	10,882	10,868	10,469	10,446	10,266	10,210	9,545	9,549	10,092	10,277	10,243	9,476	9,743	10,367	10,171	10,365	10,231	10,159	10,287	9,725
Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 33,560	34,522	32,434	32,663	31,979	31,238	30,790	29,804	28,463	29,728	28,805	27,329	26,953	25,685	23,491	24,073	25,260	25,710	24,855	23,283	23,175	22,891	22,189	22,730	21,302	22,617	21,456	19,863	21,889	22,763	20,823	22,727	22,761	24,989	24,173	24,855	26,340	25,315	25,659	23,994	25,149	24,442	23,944	23,359	23,249	22,061	21,257	20,658	20,830	19,985	17,879	18,321	19,016	17,716	16,736	16,374	15,553	13,738	15,830	17,238	17,220	16,736	16,127	15,792	15,523	15,813	15,571	14,550	15,540	14,937	14,681	14,200	13,102	14,415	14,128	15,204	15,146	14,642	14,153	14,062	13,712	13,666	13,983	14,516	13,761	13,609	13,206	12,910	12,641	12,601	12,357	12,271	12,116	11,990	11,982	11,536	11,308	11,100	10,679	10,891	10,882	10,868	10,469	10,446	10,266	10,210	9,545	9,549	10,092	10,277	10,243	9,476	9,743	10,367	10,171	10,365	10,231	10,159	10,287	9,725
Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 33,560	34,522	32,434	32,663	31,979	31,238	30,790	29,804	28,463	29,728	28,805	27,329	26,953	25,685	23,491	24,073	25,260	25,710	24,855	23,283	23,175	22,891	22,189	22,730	21,302	22,617	21,456	19,863	21,889	22,763	20,823	22,727	22,761	24,989	24,173	24,855	26,340	25,315	25,659	23,994	25,149	24,442	23,944	23,359	23,249	22,061	21,257	20,658	20,830	19,985	17,879	18,321	19,016	17,716	16,736	16,374	15,553	13,738	15,830	17,238	17,220	16,736	16,127	15,792	15,523	15,813	15,571	14,550	15,540	14,937	14,681	14,200	13,102	14,415	14,128	15,204	15,146	14,642	14,153	14,062	13,712	13,666	13,983	14,516	13,761	13,609	13,206	12,910	12,641	12,601	12,357	12,271	12,116	11,990	11,982	11,536	11,308	11,100	10,679	10,891	10,882	10,868	10,469	10,446	10,266	10,210	9,545	9,549	10,092	10,277	10,243	9,476	9,743	10,367	10,171	10,365	10,231	10,159	10,287	9,725
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 32,604	33,632	31,534	31,767	31,123	30,460	29,904	29,006	27,698	28,973	28,067	26,626	26,334	25,008	22,875	23,497	24,673	25,158	24,288	22,735	22,647	22,408	21,825	22,347	20,907	22,208	21,106	19,506	21,500	22,333	20,418	22,282	22,312	24,512	23,741	24,355	25,877	24,897	25,282	23,681	24,793	24,105	23,705	23,134	23,029	21,900	21,142	20,501	20,593	19,707	17,569	17,957	18,635	17,376	16,443	16,075	15,259	13,475	15,623	17,016	17,035	16,557	15,950	15,614	15,345	15,664	15,435	14,422	15,420	14,828	14,614	14,118	13,002	14,336	14,055	15,172	15,147	14,633	14,163	14,071	13,684	13,633	13,912	14,444	13,721	13,585	13,185	12,903	12,596	12,572	12,339	12,229	12,105	11,978	11,970	11,541	11,327	11,111	10,635	10,870	10,853	10,825	10,412	10,391	10,208	10,145	9,478	9,481	10,048	10,258	10,202	9,455	9,739	10,365	10,194	10,368	10,226	10,180	10,285	9,722
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 32,604	33,632	31,534	31,767	31,123	30,460	29,904	29,006	27,698	28,973	28,067	26,626	26,334	25,008	22,875	23,497	24,673	25,158	24,288	22,735	22,647	22,408	21,825	22,347	20,907	22,208	21,106	19,506	21,500	22,333	20,418	22,282	22,312	24,512	23,741	24,355	25,877	24,897	25,282	23,681	24,793	24,105	23,705	23,134	23,029	21,900	21,142	20,501	20,593	19,707	17,569	17,957	18,635	17,376	16,443	16,075	15,259	13,475	15,623	17,016	17,035	16,557	15,950	15,614	15,345	15,664	15,435	14,422	15,420	14,828	14,614	14,118	13,002	14,336	14,055	15,172	15,147	14,633	14,163	14,071	13,684	13,633	13,912	14,444	13,721	13,585	13,185	12,903	12,596	12,572	12,339	12,229	12,105	11,978	11,970	11,541	11,327	11,111	10,635	10,870	10,853	10,825	10,412	10,391	10,208	10,145	9,478	9,481	10,048	10,258	10,202	9,455	9,739	10,365	10,194	10,368	10,226	10,180	10,285	9,722
Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 33,560	34,522	32,434	32,663	31,979	31,238	30,790	29,804	28,463	29,728	28,805	27,329	26,953	25,685	23,491	24,073	25,260	25,710	24,855	23,283	23,175	22,891	22,189	22,730	21,302	22,617	21,456	19,863	21,889	22,763	20,823	22,727	22,761	24,989	24,173	24,855	26,340	25,315	25,659	23,994	25,149	24,442	23,944	23,359	23,249	22,061	21,257	20,658	20,830	19,985	17,879	18,321	19,016	17,716	16,736	16,374	15,553	13,738	15,830	17,238	17,220	16,736	16,127	15,792	15,523	15,813	15,571	14,550	15,540	14,937	14,681	14,200	13,102	14,415	14,128	15,204	15,146	14,642	14,153	14,062	13,712	13,666	13,983	14,516	13,761	13,609	13,206	12,910	12,641	12,601	12,357	12,271	12,116	11,990	11,982	11,536	11,308	11,100	10,679	10,891	10,882	10,868	10,469	10,446	10,266	10,210	9,545	9,549	10,092	10,277	10,243	9,476	9,743	10,367	10,171	10,365	10,231	10,159	10,287	9,725
Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 33,560	34,522	32,434	32,663	31,979	31,238	30,790	29,804	28,463	29,728	28,805	27,329	26,953	25,685	23,491	24,073	25,260	25,710	24,855	23,283	23,175	22,891	22,189	22,730	21,302	22,617	21,456	19,863	21,889	22,763	20,823	22,727	22,761	24,989	24,173	24,855	26,340	25,315	25,659	23,994	25,149	24,442	23,944	23,359	23,249	22,061	21,257	20,658	20,830	19,985	17,879	18,321	19,016	17,716	16,736	16,374	15,553	13,738	15,830	17,238	17,220	16,736	16,127	15,792	15,523	15,813	15,571	14,550	15,540	14,937	14,681	14,200	13,102	14,415	14,128	15,204	15,146	14,642	14,153	14,062	13,712	13,666	13,983	14,516	13,761	13,609	13,206	12,910	12,641	12,601	12,357	12,271	12,116	11,990	11,982	11,536	11,308	11,100	10,679	10,891	10,882	10,868	10,469	10,446	10,266	10,210	9,545	9,549	10,092	10,277	10,243	9,476	9,743	10,367	10,171	10,365	10,231	10,159	10,287	9,725
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 34,254	35,090	33,145	33,448	32,749	31,973	31,589	30,494	29,054	30,291	29,347	27,859	27,399	26,208	24,015	24,531	25,759	26,176	25,361	23,789	23,686	23,322	22,496	23,059	21,696	23,022	21,804	20,170	22,217	23,161	21,206	23,114	23,071	25,276	24,371	25,123	26,494	25,357	25,534	23,863	25,026	24,288	23,724	23,183	23,022	21,856	20,939	20,377	20,585	19,823	17,867	18,355	19,080	17,801	16,850	16,522	15,771	13,979	15,949	17,379	17,386	16,877	16,286	15,940	15,648	15,899	15,674	14,642	15,636	15,027	14,741	14,282	13,223	14,535	14,245	15,290	15,203	14,724	14,195	14,108	13,777	13,724	14,082	14,621	13,829	13,677	13,270	12,967	12,705	12,666	12,411	12,334	12,163	12,039	12,025	11,566	11,351	11,131	10,733	10,933	10,931	10,915	10,527	10,500	10,315	10,275	9,622	9,635	10,138	10,301	10,270	9,471	9,712	10,335	10,123	10,323	10,192	10,095	10,257	9,700
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 34,254	35,090	33,145	33,448	32,749	31,973	31,589	30,494	29,054	30,291	29,347	27,859	27,399	26,208	24,015	24,531	25,759	26,176	25,361	23,789	23,686	23,322	22,496	23,059	21,696	23,022	21,804	20,170	22,217	23,161	21,206	23,114	23,071	25,276	24,371	25,123	26,494	25,357	25,534	23,863	25,026	24,288	23,724	23,183	23,022	21,856	20,939	20,377	20,585	19,823	17,867	18,355	19,080	17,801	16,850	16,522	15,771	13,979	15,949	17,379	17,386	16,877	16,286	15,940	15,648	15,899	15,674	14,642	15,636	15,027	14,741	14,282	13,223	14,535	14,245	15,290	15,203	14,724	14,195	14,108	13,777	13,724	14,082	14,621	13,829	13,677	13,270	12,967	12,705	12,666	12,411	12,334	12,163	12,039	12,025	11,566	11,351	11,131	10,733	10,933	10,931	10,915	10,527	10,500	10,315	10,275	9,622	9,635	10,138	10,301	10,270	9,471	9,712	10,335	10,123	10,323	10,192	10,095	10,257	9,700
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 34,254	35,090	33,145	33,448	32,749	31,973	31,589	30,494	29,054	30,291	29,347	27,859	27,399	26,208	24,015	24,531	25,759	26,176	25,361	23,789	23,686	23,322	22,496	23,059	21,696	23,022	21,804	20,170	22,217	23,161	21,206	23,114	23,071	25,276	24,371	25,123	26,494	25,357	25,534	23,863	25,026	24,288	23,724	23,183	23,022	21,856	20,939	20,377	20,585	19,823	17,867	18,355	19,080	17,801	16,850	16,522	15,771	13,979	15,949	17,379	17,386	16,877	16,286	15,940	15,648	15,899	15,674	14,642	15,636	15,027	14,741	14,282	13,223	14,535	14,245	15,290	15,203	14,724	14,195	14,108	13,777	13,724	14,082	14,621	13,829	13,677	13,270	12,967	12,705	12,666	12,411	12,334	12,163	12,039	12,025	11,566	11,351	11,131	10,733	10,933	10,931	10,915	10,527	10,500	10,315	10,275	9,622	9,635	10,138	10,301	10,270	9,471	9,712	10,335	10,123	10,323	10,192	10,095	10,257	9,700
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 34,254	35,090	33,145	33,448	32,749	31,973	31,589	30,494	29,054	30,291	29,347	27,859	27,399	26,208	24,015	24,531	25,759	26,176	25,361	23,789	23,686	23,322	22,496	23,059	21,696	23,022	21,804	20,170	22,217	23,161	21,206	23,114	23,071	25,276	24,371	25,123	26,494	25,357	25,534	23,863	25,026	24,288	23,724	23,183	23,022	21,856	20,939	20,377	20,585	19,823	17,867	18,355	19,080	17,801	16,850	16,522	15,771	13,979	15,949	17,379	17,386	16,877	16,286	15,940	15,648	15,899	15,674	14,642	15,636	15,027	14,741	14,282	13,223	14,535	14,245	15,290	15,203	14,724	14,195	14,108	13,777	13,724	14,082	14,621	13,829	13,677	13,270	12,967	12,705	12,666	12,411	12,334	12,163	12,039	12,025	11,566	11,351	11,131	10,733	10,933	10,931	10,915	10,527	10,500	10,315	10,275	9,622	9,635	10,138	10,301	10,270	9,471	9,712	10,335	10,123	10,323	10,192	10,095	10,257	9,700
FTSE World Index
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE World Index
Account Value	$ 26,336	27,001	25,946	26,496	26,028	25,346	24,906	24,374	23,369	24,240	23,469	22,530	22,326	21,271	19,417	19,997	20,872	21,405	20,689	19,548	19,701	19,368	18,787	19,269	17,979	18,728	17,434	16,302	18,003	18,740	17,419	19,124	19,060	20,769	20,222	20,707	21,804	20,870	21,363	20,301	21,187	20,678	20,391	20,125	19,814	18,938	18,323	17,877	18,027	17,217	15,232	15,698	16,225	15,256	14,536	14,128	13,483	12,163	14,060	15,352	15,496	14,984	14,609	14,218	13,892	14,205	14,149	13,275	14,077	13,598	13,436	13,078	12,131	13,067	12,911	13,940	13,846	13,715	13,290	13,335	13,317	13,177	13,450	14,015	13,296	13,084	12,817	12,563	12,306	12,265	11,958	11,902	11,639	11,454	11,317	11,000	10,716	10,464	10,363	10,538	10,472	10,452	10,015	10,090	10,061	9,906	9,227	9,282	9,863	10,041	10,106	9,367	9,722	10,411	10,280	10,515	10,503	10,231	10,390	9,835
FTSE World Index
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE World Index
Account Value	$ 26,336	27,001	25,946	26,496	26,028	25,346	24,906	24,374	23,369	24,240	23,469	22,530	22,326	21,271	19,417	19,997	20,872	21,405	20,689	19,548	19,701	19,368	18,787	19,269	17,979	18,728	17,434	16,302	18,003	18,740	17,419	19,124	19,060	20,769	20,222	20,707	21,804	20,870	21,363	20,301	21,187	20,678	20,391	20,125	19,814	18,938	18,323	17,877	18,027	17,217	15,232	15,698	16,225	15,256	14,536	14,128	13,483	12,163	14,060	15,352	15,496	14,984	14,609	14,218	13,892	14,205	14,149	13,275	14,077	13,598	13,436	13,078	12,131	13,067	12,911	13,940	13,846	13,715	13,290	13,335	13,317	13,177	13,450	14,015	13,296	13,084	12,817	12,563	12,306	12,265	11,958	11,902	11,639	11,454	11,317	11,000	10,716	10,464	10,363	10,538	10,472	10,452	10,015	10,090	10,061	9,906	9,227	9,282	9,863	10,041	10,106	9,367	9,722	10,411	10,280	10,515	10,503	10,231	10,390	9,835
FTSE World Index
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE World Index
Account Value	$ 26,336	27,001	25,946	26,496	26,028	25,346	24,906	24,374	23,369	24,240	23,469	22,530	22,326	21,271	19,417	19,997	20,872	21,405	20,689	19,548	19,701	19,368	18,787	19,269	17,979	18,728	17,434	16,302	18,003	18,740	17,419	19,124	19,060	20,769	20,222	20,707	21,804	20,870	21,363	20,301	21,187	20,678	20,391	20,125	19,814	18,938	18,323	17,877	18,027	17,217	15,232	15,698	16,225	15,256	14,536	14,128	13,483	12,163	14,060	15,352	15,496	14,984	14,609	14,218	13,892	14,205	14,149	13,275	14,077	13,598	13,436	13,078	12,131	13,067	12,911	13,940	13,846	13,715	13,290	13,335	13,317	13,177	13,450	14,015	13,296	13,084	12,817	12,563	12,306	12,265	11,958	11,902	11,639	11,454	11,317	11,000	10,716	10,464	10,363	10,538	10,472	10,452	10,015	10,090	10,061	9,906	9,227	9,282	9,863	10,041	10,106	9,367	9,722	10,411	10,280	10,515	10,503	10,231	10,390	9,835
MSCI EAFE Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Account Value	$ 16,598	16,985	17,082	18,064	17,899	17,335	16,841	17,117	16,479	16,912	16,373	16,079	15,987	15,181	13,891	14,478	14,990	15,587	15,099	14,442	15,080	14,666	14,311	14,616	13,521	13,510	12,143	11,523	12,712	13,346	12,713	14,013	13,909	14,871	14,776	15,042	15,805	15,035	15,769	15,391	15,851	15,576	15,460	15,636	15,142	14,700	14,369	14,054	14,205	13,574	11,752	12,241	12,568	11,953	11,681	11,296	10,825	10,168	11,734	12,900	13,176	12,761	12,619	12,181	11,842	12,157	12,313	11,623	12,210	11,876	11,801	11,508	10,798	11,349	11,364	12,346	12,240	12,481	12,181	12,332	12,615	12,334	12,560	13,154	12,526	12,328	12,200	12,017	11,726	11,730	11,401	11,421	11,017	10,744	10,456	10,308	10,018	9,687	9,883	10,090	9,967	9,960	9,480	9,809	9,899	9,620	9,033	9,201	9,919	10,054	10,213	9,472	9,979	10,772	10,552	10,860	10,916	10,488	10,650	10,049
MSCI EAFE Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Account Value	$ 16,598	16,985	17,082	18,064	17,899	17,335	16,841	17,117	16,479	16,912	16,373	16,079	15,987	15,181	13,891	14,478	14,990	15,587	15,099	14,442	15,080	14,666	14,311	14,616	13,521	13,510	12,143	11,523	12,712	13,346	12,713	14,013	13,909	14,871	14,776	15,042	15,805	15,035	15,769	15,391	15,851	15,576	15,460	15,636	15,142	14,700	14,369	14,054	14,205	13,574	11,752	12,241	12,568	11,953	11,681	11,296	10,825	10,168	11,734	12,900	13,176	12,761	12,619	12,181	11,842	12,157	12,313	11,623	12,210	11,876	11,801	11,508	10,798	11,349	11,364	12,346	12,240	12,481	12,181	12,332	12,615	12,334	12,560	13,154	12,526	12,328	12,200	12,017	11,726	11,730	11,401	11,421	11,017	10,744	10,456	10,308	10,018	9,687	9,883	10,090	9,967	9,960	9,480	9,809	9,899	9,620	9,033	9,201	9,919	10,054	10,213	9,472	9,979	10,772	10,552	10,860	10,916	10,488	10,650	10,049
MSCI ACWI ex USA Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index
Account Value	$ 15,985	16,302	16,451	17,300	16,846	16,379	16,009	16,024	15,572	15,857	15,376	14,996	15,147	14,422	13,231	13,801	14,251	14,925	14,342	13,726	14,244	14,001	13,666	14,164	13,101	13,200	11,806	11,464	12,736	13,160	12,724	13,922	13,822	14,748	14,725	15,022	15,597	14,978	15,684	15,319	15,825	15,530	15,790	15,893	15,411	14,971	14,784	14,497	14,465	13,724	12,096	12,362	12,674	12,153	11,635	11,132	10,779	10,020	11,716	12,722	13,073	12,530	12,421	12,002	11,701	12,074	12,222	11,527	12,181	11,868	11,797	11,571	10,758	11,269	11,163	12,151	12,096	12,355	12,066	12,297	12,588	12,390	12,613	13,237	12,538	12,264	12,165	11,941	11,723	11,662	11,248	11,213	10,860	10,633	10,370	10,207	9,858	9,612	9,840	9,983	9,862	9,800	9,338	9,483	9,646	9,398	8,692	8,792	9,434	9,615	9,818	9,137	9,582	10,375	10,403	10,702	10,872	10,349	10,519	9,985
Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 33,560	34,522	32,434	32,663	31,979	31,238	30,790	29,804	28,463	29,728	28,805	27,329	26,953	25,685	23,491	24,073	25,260	25,710	24,855	23,283	23,175	22,891	22,189	22,730	21,302	22,617	21,456	19,863	21,889	22,763	20,823	22,727	22,761	24,989	24,173	24,855	26,340	25,315	25,659	23,994	25,149	24,442	23,944	23,359	23,249	22,061	21,257	20,658	20,830	19,985	17,879	18,321	19,016	17,716	16,736	16,374	15,553	13,738	15,830	17,238	17,220	16,736	16,127	15,792	15,523	15,813	15,571	14,550	15,540	14,937	14,681	14,200	13,102	14,415	14,128	15,204	15,146	14,642	14,153	14,062	13,712	13,666	13,983	14,516	13,761	13,609	13,206	12,910	12,641	12,601	12,357	12,271	12,116	11,990	11,982	11,536	11,308	11,100	10,679	10,891	10,882	10,868	10,469	10,446	10,266	10,210	9,545	9,549	10,092	10,277	10,243	9,476	9,743	10,367	10,171	10,365	10,231	10,159	10,287	9,725
Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 33,560	34,522	32,434	32,663	31,979	31,238	30,790	29,804	28,463	29,728	28,805	27,329	26,953	25,685	23,491	24,073	25,260	25,710	24,855	23,283	23,175	22,891	22,189	22,730	21,302	22,617	21,456	19,863	21,889	22,763	20,823	22,727	22,761	24,989	24,173	24,855	26,340	25,315	25,659	23,994	25,149	24,442	23,944	23,359	23,249	22,061	21,257	20,658	20,830	19,985	17,879	18,321	19,016	17,716	16,736	16,374	15,553	13,738	15,830	17,238	17,220	16,736	16,127	15,792	15,523	15,813	15,571	14,550	15,540	14,937	14,681	14,200	13,102	14,415	14,128	15,204	15,146	14,642	14,153	14,062	13,712	13,666	13,983	14,516	13,761	13,609	13,206	12,910	12,641	12,601	12,357	12,271	12,116	11,990	11,982	11,536	11,308	11,100	10,679	10,891	10,882	10,868	10,469	10,446	10,266	10,210	9,545	9,549	10,092	10,277	10,243	9,476	9,743	10,367	10,171	10,365	10,231	10,159	10,287	9,725
MSCI All Country World Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Account Value	$ 24,183	24,770	23,877	24,425	23,870	23,279	22,910	22,411	21,536	22,271	21,593	20,704	20,584	19,640	17,981	18,538	19,338	19,894	19,191	18,138	18,334	18,075	17,534	18,051	16,844	17,534	16,272	15,346	16,970	17,619	16,469	17,985	17,964	19,527	19,113	19,620	20,633	19,839	20,329	19,342	20,175	19,682	19,548	19,294	18,998	18,202	17,729	17,327	17,406	16,634	14,809	15,178	15,683	14,779	14,036	13,602	13,035	11,774	13,611	14,807	14,973	14,463	14,119	13,742	13,459	13,786	13,746	12,901	13,715	13,267	13,102	12,761	11,827	12,723	12,540	13,555	13,497	13,392	13,000	13,070	13,054	12,931	13,213	13,793	13,056	12,849	12,605	12,348	12,114	12,068	11,740	11,687	11,434	11,259	11,123	10,819	10,531	10,309	10,231	10,408	10,344	10,310	9,884	9,944	9,931	9,787	9,112	9,175	9,764	9,943	10,026	9,296	9,646	10,355	10,266	10,514	10,528	10,231	10,392	9,844
MSCI All Country World Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Account Value	$ 24,183	24,770	23,877	24,425	23,870	23,279	22,910	22,411	21,536	22,271	21,593	20,704	20,584	19,640	17,981	18,538	19,338	19,894	19,191	18,138	18,334	18,075	17,534	18,051	16,844	17,534	16,272	15,346	16,970	17,619	16,469	17,985	17,964	19,527	19,113	19,620	20,633	19,839	20,329	19,342	20,175	19,682	19,548	19,294	18,998	18,202	17,729	17,327	17,406	16,634	14,809	15,178	15,683	14,779	14,036	13,602	13,035	11,774	13,611	14,807	14,973	14,463	14,119	13,742	13,459	13,786	13,746	12,901	13,715	13,267	13,102	12,761	11,827	12,723	12,540	13,555	13,497	13,392	13,000	13,070	13,054	12,931	13,213	13,793	13,056	12,849	12,605	12,348	12,114	12,068	11,740	11,687	11,434	11,259	11,123	10,819	10,531	10,309	10,231	10,408	10,344	10,310	9,884	9,944	9,931	9,787	9,112	9,175	9,764	9,943	10,026	9,296	9,646	10,355	10,266	10,514	10,528	10,231	10,392	9,844
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 34,254	35,090	33,145	33,448	32,749	31,973	31,589	30,494	29,054	30,291	29,347	27,859	27,399	26,208	24,015	24,531	25,759	26,176	25,361	23,789	23,686	23,322	22,496	23,059	21,696	23,022	21,804	20,170	22,217	23,161	21,206	23,114	23,071	25,276	24,371	25,123	26,494	25,357	25,534	23,863	25,026	24,288	23,724	23,183	23,022	21,856	20,939	20,377	20,585	19,823	17,867	18,355	19,080	17,801	16,850	16,522	15,771	13,979	15,949	17,379	17,386	16,877	16,286	15,940	15,648	15,899	15,674	14,642	15,636	15,027	14,741	14,282	13,223	14,535	14,245	15,290	15,203	14,724	14,195	14,108	13,777	13,724	14,082	14,621	13,829	13,677	13,270	12,967	12,705	12,666	12,411	12,334	12,163	12,039	12,025	11,566	11,351	11,131	10,733	10,933	10,931	10,915	10,527	10,500	10,315	10,275	9,622	9,635	10,138	10,301	10,270	9,471	9,712	10,335	10,123	10,323	10,192	10,095	10,257	9,700
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 34,254	35,090	33,145	33,448	32,749	31,973	31,589	30,494	29,054	30,291	29,347	27,859	27,399	26,208	24,015	24,531	25,759	26,176	25,361	23,789	23,686	23,322	22,496	23,059	21,696	23,022	21,804	20,170	22,217	23,161	21,206	23,114	23,071	25,276	24,371	25,123	26,494	25,357	25,534	23,863	25,026	24,288	23,724	23,183	23,022	21,856	20,939	20,377	20,585	19,823	17,867	18,355	19,080	17,801	16,850	16,522	15,771	13,979	15,949	17,379	17,386	16,877	16,286	15,940	15,648	15,899	15,674	14,642	15,636	15,027	14,741	14,282	13,223	14,535	14,245	15,290	15,203	14,724	14,195	14,108	13,777	13,724	14,082	14,621	13,829	13,677	13,270	12,967	12,705	12,666	12,411	12,334	12,163	12,039	12,025	11,566	11,351	11,131	10,733	10,933	10,931	10,915	10,527	10,500	10,315	10,275	9,622	9,635	10,138	10,301	10,270	9,471	9,712	10,335	10,123	10,323	10,192	10,095	10,257	9,700
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 34,254	35,090	33,145	33,448	32,749	31,973	31,589	30,494	29,054	30,291	29,347	27,859	27,399	26,208	24,015	24,531	25,759	26,176	25,361	23,789	23,686	23,322	22,496	23,059	21,696	23,022	21,804	20,170	22,217	23,161	21,206	23,114	23,071	25,276	24,371	25,123	26,494	25,357	25,534	23,863	25,026	24,288	23,724	23,183	23,022	21,856	20,939	20,377	20,585	19,823	17,867	18,355	19,080	17,801	16,850	16,522	15,771	13,979	15,949	17,379	17,386	16,877	16,286	15,940	15,648	15,899	15,674	14,642	15,636	15,027	14,741	14,282	13,223	14,535	14,245	15,290	15,203	14,724	14,195	14,108	13,777	13,724	14,082	14,621	13,829	13,677	13,270	12,967	12,705	12,666	12,411	12,334	12,163	12,039	12,025	11,566	11,351	11,131	10,733	10,933	10,931	10,915	10,527	10,500	10,315	10,275	9,622	9,635	10,138	10,301	10,270	9,471	9,712	10,335	10,123	10,323	10,192	10,095	10,257	9,700
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 32,604	33,632	31,534	31,767	31,123	30,460	29,904	29,006	27,698	28,973	28,067	26,626	26,334	25,008	22,875	23,497	24,673	25,158	24,288	22,735	22,647	22,408	21,825	22,347	20,907	22,208	21,106	19,506	21,500	22,333	20,418	22,282	22,312	24,512	23,741	24,355	25,877	24,897	25,282	23,681	24,793	24,105	23,705	23,134	23,029	21,900	21,142	20,501	20,593	19,707	17,569	17,957	18,635	17,376	16,443	16,075	15,259	13,475	15,623	17,016	17,035	16,557	15,950	15,614	15,345	15,664	15,435	14,422	15,420	14,828	14,614	14,118	13,002	14,336	14,055	15,172	15,147	14,633	14,163	14,071	13,684	13,633	13,912	14,444	13,721	13,585	13,185	12,903	12,596	12,572	12,339	12,229	12,105	11,978	11,970	11,541	11,327	11,111	10,635	10,870	10,853	10,825	10,412	10,391	10,208	10,145	9,478	9,481	10,048	10,258	10,202	9,455	9,739	10,365	10,194	10,368	10,226	10,180	10,285	9,722
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 32,604	33,632	31,534	31,767	31,123	30,460	29,904	29,006	27,698	28,973	28,067	26,626	26,334	25,008	22,875	23,497	24,673	25,158	24,288	22,735	22,647	22,408	21,825	22,347	20,907	22,208	21,106	19,506	21,500	22,333	20,418	22,282	22,312	24,512	23,741	24,355	25,877	24,897	25,282	23,681	24,793	24,105	23,705	23,134	23,029	21,900	21,142	20,501	20,593	19,707	17,569	17,957	18,635	17,376	16,443	16,075	15,259	13,475	15,623	17,016	17,035	16,557	15,950	15,614	15,345	15,664	15,435	14,422	15,420	14,828	14,614	14,118	13,002	14,336	14,055	15,172	15,147	14,633	14,163	14,071	13,684	13,633	13,912	14,444	13,721	13,585	13,185	12,903	12,596	12,572	12,339	12,229	12,105	11,978	11,970	11,541	11,327	11,111	10,635	10,870	10,853	10,825	10,412	10,391	10,208	10,145	9,478	9,481	10,048	10,258	10,202	9,455	9,739	10,365	10,194	10,368	10,226	10,180	10,285	9,722
60% MSCI All Country World Index/40% Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	60% MSCI All Country World Index/40% Bloomberg U.S. Aggregate Bond Index
Account Value	$ 18,331	18,719	18,233	18,670	18,316	17,940	17,605	17,308	16,785	17,303	16,921	16,588	16,548	15,849	14,764	15,132	15,680	15,989	15,650	15,144	15,309	15,142	14,720	15,137	14,343	14,717	13,868	13,451	14,537	15,039	14,300	15,162	15,113	16,132	16,102	16,430	17,080	16,697	16,921	16,420	16,897	16,660	16,518	16,343	16,170	15,709	15,537	15,412	15,499	15,071	13,982	14,215	14,498	14,028	13,519	13,232	12,872	12,014	13,107	13,671	13,656	13,377	13,187	12,958	12,824	12,874	12,840	12,295	12,655	12,403	12,217	12,027	11,436	11,850	11,719	12,312	12,311	12,222	12,004	12,049	12,006	11,973	12,097	12,458	12,104	11,966	11,835	11,687	11,575	11,507	11,298	11,272	11,091	10,954	10,877	10,669	10,488	10,348	10,399	10,539	10,503	10,486	10,197	10,161	10,152	10,048	9,586	9,599	9,902	10,024	10,084	9,630	9,817	10,244	10,163	10,355	10,373	10,210	10,286	9,990
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,432	11,622	11,500	11,793	11,637	11,472	11,210	11,105	10,920	11,203	11,101	11,260	11,291	10,874	10,403	10,570	10,846	10,915	10,923	10,962	11,083	11,016	10,743	11,028	10,699	10,748	10,366	10,502	10,977	11,296	11,026	11,202	11,130	11,569	11,900	12,034	12,299	12,331	12,294	12,298	12,405	12,429	12,291	12,206	12,166	12,071	12,223	12,402	12,492	12,475	12,353	12,409	12,416	12,517	12,332	12,255	12,198	11,985	12,056	11,843	11,620	11,628	11,634	11,599	11,661	11,366	11,341	11,201	11,005	11,003	10,795	10,801	10,688	10,495	10,433	10,516	10,584	10,516	10,514	10,527	10,452	10,531	10,464	10,564	10,687	10,638	10,652	10,645	10,696	10,601	10,556	10,567	10,486	10,405	10,411	10,341	10,321	10,307	10,556	10,638	10,644	10,656	10,589	10,402	10,400	10,360	10,266	10,193	10,055	10,088	10,114	10,113	10,045	10,059	9,990	10,100	10,124	10,161	10,114	10,210
60% MSCI All Country World Index/40% Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	60% MSCI All Country World Index/40% Bloomberg U.S. Aggregate Bond Index
Account Value	$ 18,331	18,719	18,233	18,670	18,316	17,940	17,605	17,308	16,785	17,303	16,921	16,588	16,548	15,849	14,764	15,132	15,680	15,989	15,650	15,144	15,309	15,142	14,720	15,137	14,343	14,717	13,868	13,451	14,537	15,039	14,300	15,162	15,113	16,132	16,102	16,430	17,080	16,697	16,921	16,420	16,897	16,660	16,518	16,343	16,170	15,709	15,537	15,412	15,499	15,071	13,982	14,215	14,498	14,028	13,519	13,232	12,872	12,014	13,107	13,671	13,656	13,377	13,187	12,958	12,824	12,874	12,840	12,295	12,655	12,403	12,217	12,027	11,436	11,850	11,719	12,312	12,311	12,222	12,004	12,049	12,006	11,973	12,097	12,458	12,104	11,966	11,835	11,687	11,575	11,507	11,298	11,272	11,091	10,954	10,877	10,669	10,488	10,348	10,399	10,539	10,503	10,486	10,197	10,161	10,152	10,048	9,586	9,599	9,902	10,024	10,084	9,630	9,817	10,244	10,163	10,355	10,373	10,210	10,286	9,990
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,432	11,622	11,500	11,793	11,637	11,472	11,210	11,105	10,920	11,203	11,101	11,260	11,291	10,874	10,403	10,570	10,846	10,915	10,923	10,962	11,083	11,016	10,743	11,028	10,699	10,748	10,366	10,502	10,977	11,296	11,026	11,202	11,130	11,569	11,900	12,034	12,299	12,331	12,294	12,298	12,405	12,429	12,291	12,206	12,166	12,071	12,223	12,402	12,492	12,475	12,353	12,409	12,416	12,517	12,332	12,255	12,198	11,985	12,056	11,843	11,620	11,628	11,634	11,599	11,661	11,366	11,341	11,201	11,005	11,003	10,795	10,801	10,688	10,495	10,433	10,516	10,584	10,516	10,514	10,527	10,452	10,531	10,464	10,564	10,687	10,638	10,652	10,645	10,696	10,601	10,556	10,567	10,486	10,405	10,411	10,341	10,321	10,307	10,556	10,638	10,644	10,656	10,589	10,402	10,400	10,360	10,266	10,193	10,055	10,088	10,114	10,113	10,045	10,059	9,990	10,100	10,124	10,161	10,114	10,210
Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value	$ 22,580	24,238	22,783	23,036	22,721	22,127	21,051	21,251	20,598	21,517	20,493	19,764	19,743	18,707	17,395	18,031	18,754	19,275	18,620	17,460	18,161	17,891	17,974	18,631	17,713	18,457	17,371	15,756	17,270	17,801	16,694	18,292	17,943	19,015	18,493	18,711	19,157	18,020	18,678	17,776	18,417	18,059	17,915	18,123	17,709	17,028	16,082	15,166	15,306	14,741	12,993	13,166	13,497	12,962	12,469	12,552	12,136	10,910	13,158	14,569	14,890	14,491	14,056	13,863	13,385	13,791	13,677	12,761	13,638	13,171	13,088	12,682	11,767	13,016	12,639	13,329	13,303	13,109	12,610	12,579	12,505	12,464	12,687	13,323	12,827	12,642	12,267	12,178	11,828	11,967	11,811	11,621	11,632	11,654	11,774	11,365	11,285	11,010	10,415	10,579	10,601	10,520	10,223	10,135	9,980	9,775	9,118	9,120	9,617	9,829	9,791	9,104	9,388	9,982	9,939	10,141	10,021	9,928	10,065	9,600
Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value	$ 22,580	24,238	22,783	23,036	22,721	22,127	21,051	21,251	20,598	21,517	20,493	19,764	19,743	18,707	17,395	18,031	18,754	19,275	18,620	17,460	18,161	17,891	17,974	18,631	17,713	18,457	17,371	15,756	17,270	17,801	16,694	18,292	17,943	19,015	18,493	18,711	19,157	18,020	18,678	17,776	18,417	18,059	17,915	18,123	17,709	17,028	16,082	15,166	15,306	14,741	12,993	13,166	13,497	12,962	12,469	12,552	12,136	10,910	13,158	14,569	14,890	14,491	14,056	13,863	13,385	13,791	13,677	12,761	13,638	13,171	13,088	12,682	11,767	13,016	12,639	13,329	13,303	13,109	12,610	12,579	12,505	12,464	12,687	13,323	12,827	12,642	12,267	12,178	11,828	11,967	11,811	11,621	11,632	11,654	11,774	11,365	11,285	11,010	10,415	10,579	10,601	10,520	10,223	10,135	9,980	9,775	9,118	9,120	9,617	9,829	9,791	9,104	9,388	9,982	9,939	10,141	10,021	9,928	10,065	9,600
Russell 2500™ Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2500™ Index
Account Value	$ 23,347	25,250	22,987	23,203	22,862	22,921	21,336	21,661	20,795	22,289	21,405	20,301	20,846	18,828	17,273	18,390	19,478	20,274	19,314	17,798	18,115	18,355	19,070	19,528	17,753	18,876	18,111	16,526	18,265	18,764	17,005	18,801	18,738	20,483	20,162	19,938	21,748	21,057	21,974	20,947	21,627	21,147	21,524	21,273	21,229	20,413	20,083	18,853	18,402	17,100	14,705	14,443	14,827	14,184	13,641	13,258	12,346	10,778	13,765	15,025	15,336	15,018	14,400	14,130	13,884	14,462	14,313	13,365	14,389	13,902	14,017	13,385	12,003	13,480	13,230	14,725	14,952	14,337	14,065	13,964	13,337	13,305	13,179	13,744	13,337	13,292	12,870	12,673	12,123	12,225	12,100	11,805	11,938	11,847	11,855	11,576	11,418	11,200	10,322	10,759	10,708	10,623	10,096	10,100	9,892	9,748	8,998	8,936	9,710	10,122	9,927	9,402	9,842	10,461	10,481	10,554	10,333	10,517	10,379	9,795
Russell 2500™ Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2500™ Index
Account Value	$ 23,347	25,250	22,987	23,203	22,862	22,921	21,336	21,661	20,795	22,289	21,405	20,301	20,846	18,828	17,273	18,390	19,478	20,274	19,314	17,798	18,115	18,355	19,070	19,528	17,753	18,876	18,111	16,526	18,265	18,764	17,005	18,801	18,738	20,483	20,162	19,938	21,748	21,057	21,974	20,947	21,627	21,147	21,524	21,273	21,229	20,413	20,083	18,853	18,402	17,100	14,705	14,443	14,827	14,184	13,641	13,258	12,346	10,778	13,765	15,025	15,336	15,018	14,400	14,130	13,884	14,462	14,313	13,365	14,389	13,902	14,017	13,385	12,003	13,480	13,230	14,725	14,952	14,337	14,065	13,964	13,337	13,305	13,179	13,744	13,337	13,292	12,870	12,673	12,123	12,225	12,100	11,805	11,938	11,847	11,855	11,576	11,418	11,200	10,322	10,759	10,708	10,623	10,096	10,100	9,892	9,748	8,998	8,936	9,710	10,122	9,927	9,402	9,842	10,461	10,481	10,554	10,333	10,517	10,379	9,795
Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value	$ 22,580	24,238	22,783	23,036	22,721	22,127	21,051	21,251	20,598	21,517	20,493	19,764	19,743	18,707	17,395	18,031	18,754	19,275	18,620	17,460	18,161	17,891	17,974	18,631	17,713	18,457	17,371	15,756	17,270	17,801	16,694	18,292	17,943	19,015	18,493	18,711	19,157	18,020	18,678	17,776	18,417	18,059	17,915	18,123	17,709	17,028	16,082	15,166	15,306	14,741	12,993	13,166	13,497	12,962	12,469	12,552	12,136	10,910	13,158	14,569	14,890	14,491	14,056	13,863	13,385	13,791	13,677	12,761	13,638	13,171	13,088	12,682	11,767	13,016	12,639	13,329	13,303	13,109	12,610	12,579	12,505	12,464	12,687	13,323	12,827	12,642	12,267	12,178	11,828	11,967	11,811	11,621	11,632	11,654	11,774	11,365	11,285	11,010	10,415	10,579	10,601	10,520	10,223	10,135	9,980	9,775	9,118	9,120	9,617	9,829	9,791	9,104	9,388	9,982	9,939	10,141	10,021	9,928	10,065	9,600
Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value	$ 22,580	24,238	22,783	23,036	22,721	22,127	21,051	21,251	20,598	21,517	20,493	19,764	19,743	18,707	17,395	18,031	18,754	19,275	18,620	17,460	18,161	17,891	17,974	18,631	17,713	18,457	17,371	15,756	17,270	17,801	16,694	18,292	17,943	19,015	18,493	18,711	19,157	18,020	18,678	17,776	18,417	18,059	17,915	18,123	17,709	17,028	16,082	15,166	15,306	14,741	12,993	13,166	13,497	12,962	12,469	12,552	12,136	10,910	13,158	14,569	14,890	14,491	14,056	13,863	13,385	13,791	13,677	12,761	13,638	13,171	13,088	12,682	11,767	13,016	12,639	13,329	13,303	13,109	12,610	12,579	12,505	12,464	12,687	13,323	12,827	12,642	12,267	12,178	11,828	11,967	11,811	11,621	11,632	11,654	11,774	11,365	11,285	11,010	10,415	10,579	10,601	10,520	10,223	10,135	9,980	9,775	9,118	9,120	9,617	9,829	9,791	9,104	9,388	9,982	9,939	10,141	10,021	9,928	10,065	9,600
Russell 1000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Account Value	$ 47,152	46,740	43,893	44,038	42,825	41,951	42,677	39,981	37,723	39,394	38,713	36,240	35,358	33,859	30,531	30,972	32,753	33,050	31,972	29,926	28,621	28,342	26,528	26,847	24,782	26,836	25,667	24,249	26,861	28,173	25,154	27,318	27,968	31,809	30,612	31,970	34,971	34,247	34,039	31,326	33,184	31,988	30,968	29,140	29,548	27,666	27,199	27,205	27,408	26,203	23,769	24,604	25,819	23,404	21,732	20,825	19,515	17,000	18,854	20,232	19,790	19,210	18,394	17,890	17,888	18,026	17,628	16,495	17,607	16,846	16,380	15,814	14,510	15,875	15,708	17,251	17,155	16,265	15,801	15,651	14,994	14,941	15,363	15,776	14,733	14,619	14,188	13,659	13,483	13,241	12,898	12,932	12,604	12,322	12,182	11,696	11,314	11,176	10,938	11,201	11,160	11,216	10,711	10,753	10,548	10,645	9,973	9,977	10,567	10,724	10,694	9,846	10,096	10,749	10,396	10,583	10,436	10,384	10,503	9,847
Russell 1000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Account Value	$ 47,152	46,740	43,893	44,038	42,825	41,951	42,677	39,981	37,723	39,394	38,713	36,240	35,358	33,859	30,531	30,972	32,753	33,050	31,972	29,926	28,621	28,342	26,528	26,847	24,782	26,836	25,667	24,249	26,861	28,173	25,154	27,318	27,968	31,809	30,612	31,970	34,971	34,247	34,039	31,326	33,184	31,988	30,968	29,140	29,548	27,666	27,199	27,205	27,408	26,203	23,769	24,604	25,819	23,404	21,732	20,825	19,515	17,000	18,854	20,232	19,790	19,210	18,394	17,890	17,888	18,026	17,628	16,495	17,607	16,846	16,380	15,814	14,510	15,875	15,708	17,251	17,155	16,265	15,801	15,651	14,994	14,941	15,363	15,776	14,733	14,619	14,188	13,659	13,483	13,241	12,898	12,932	12,604	12,322	12,182	11,696	11,314	11,176	10,938	11,201	11,160	11,216	10,711	10,753	10,548	10,645	9,973	9,977	10,567	10,724	10,694	9,846	10,096	10,749	10,396	10,583	10,436	10,384	10,503	9,847
Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value	$ 22,580	24,238	22,783	23,036	22,721	22,127	21,051	21,251	20,598	21,517	20,493	19,764	19,743	18,707	17,395	18,031	18,754	19,275	18,620	17,460	18,161	17,891	17,974	18,631	17,713	18,457	17,371	15,756	17,270	17,801	16,694	18,292	17,943	19,015	18,493	18,711	19,157	18,020	18,678	17,776	18,417	18,059	17,915	18,123	17,709	17,028	16,082	15,166	15,306	14,741	12,993	13,166	13,497	12,962	12,469	12,552	12,136	10,910	13,158	14,569	14,890	14,491	14,056	13,863	13,385	13,791	13,677	12,761	13,638	13,171	13,088	12,682	11,767	13,016	12,639	13,329	13,303	13,109	12,610	12,579	12,505	12,464	12,687	13,323	12,827	12,642	12,267	12,178	11,828	11,967	11,811	11,621	11,632	11,654	11,774	11,365	11,285	11,010	10,415	10,579	10,601	10,520	10,223	10,135	9,980	9,775	9,118	9,120	9,617	9,829	9,791	9,104	9,388	9,982	9,939	10,141	10,021	9,928	10,065	9,600
Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value	$ 22,580	24,238	22,783	23,036	22,721	22,127	21,051	21,251	20,598	21,517	20,493	19,764	19,743	18,707	17,395	18,031	18,754	19,275	18,620	17,460	18,161	17,891	17,974	18,631	17,713	18,457	17,371	15,756	17,270	17,801	16,694	18,292	17,943	19,015	18,493	18,711	19,157	18,020	18,678	17,776	18,417	18,059	17,915	18,123	17,709	17,028	16,082	15,166	15,306	14,741	12,993	13,166	13,497	12,962	12,469	12,552	12,136	10,910	13,158	14,569	14,890	14,491	14,056	13,863	13,385	13,791	13,677	12,761	13,638	13,171	13,088	12,682	11,767	13,016	12,639	13,329	13,303	13,109	12,610	12,579	12,505	12,464	12,687	13,323	12,827	12,642	12,267	12,178	11,828	11,967	11,811	11,621	11,632	11,654	11,774	11,365	11,285	11,010	10,415	10,579	10,601	10,520	10,223	10,135	9,980	9,775	9,118	9,120	9,617	9,829	9,791	9,104	9,388	9,982	9,939	10,141	10,021	9,928	10,065	9,600
Reference Benchmark
Account Value [Line Items]
Line Graph and Table Measure Name	Reference Benchmark
Account Value	$ 18,334	18,731	18,341	18,848	18,545	18,117	17,735	17,513	17,000	17,523	17,145	16,835	16,806	16,114	15,026	15,339	15,889	16,194	15,851	15,355	15,560	15,356	14,870	15,290	14,526	14,870	14,006	13,463	14,546	15,144	14,399	15,374	15,301	16,367	16,315	16,593	17,210	16,763	16,987	16,534	17,072	16,850	16,621	16,580	16,360	15,870	15,618	15,497	15,626	15,149	14,023	14,286	14,574	14,072	13,557	13,310	12,941	12,128	13,154	13,785	13,787	13,495	13,340	13,101	12,972	13,017	13,008	12,421	12,777	12,524	12,367	12,198	11,606	12,026	11,905	12,480	12,469	12,374	12,148	12,178	12,169	12,168	12,268	12,596	12,175	12,063	11,874	11,747	11,651	11,588	11,356	11,337	11,138	10,990	10,916	10,710	10,523	10,394	10,469	10,671	10,613	10,636	10,360	10,280	10,296	10,185	9,698	9,655	9,922	10,007	10,100	9,644	9,808	10,193	10,087	10,235	10,271	10,097	10,207	9,919
Reference Benchmark
Account Value [Line Items]
Line Graph and Table Measure Name	Reference Benchmark
Account Value	$ 18,334	18,731	18,341	18,848	18,545	18,117	17,735	17,513	17,000	17,523	17,145	16,835	16,806	16,114	15,026	15,339	15,889	16,194	15,851	15,355	15,560	15,356	14,870	15,290	14,526	14,870	14,006	13,463	14,546	15,144	14,399	15,374	15,301	16,367	16,315	16,593	17,210	16,763	16,987	16,534	17,072	16,850	16,621	16,580	16,360	15,870	15,618	15,497	15,626	15,149	14,023	14,286	14,574	14,072	13,557	13,310	12,941	12,128	13,154	13,785	13,787	13,495	13,340	13,101	12,972	13,017	13,008	12,421	12,777	12,524	12,367	12,198	11,606	12,026	11,905	12,480	12,469	12,374	12,148	12,178	12,169	12,168	12,268	12,596	12,175	12,063	11,874	11,747	11,651	11,588	11,356	11,337	11,138	10,990	10,916	10,710	10,523	10,394	10,469	10,671	10,613	10,636	10,360	10,280	10,296	10,185	9,698	9,655	9,922	10,007	10,100	9,644	9,808	10,193	10,087	10,235	10,271	10,097	10,207	9,919
Reference Benchmark
Account Value [Line Items]
Line Graph and Table Measure Name	Reference Benchmark
Account Value	$ 18,334	18,731	18,341	18,848	18,545	18,117	17,735	17,513	17,000	17,523	17,145	16,835	16,806	16,114	15,026	15,339	15,889	16,194	15,851	15,355	15,560	15,356	14,870	15,290	14,526	14,870	14,006	13,463	14,546	15,144	14,399	15,374	15,301	16,367	16,315	16,593	17,210	16,763	16,987	16,534	17,072	16,850	16,621	16,580	16,360	15,870	15,618	15,497	15,626	15,149	14,023	14,286	14,574	14,072	13,557	13,310	12,941	12,128	13,154	13,785	13,787	13,495	13,340	13,101	12,972	13,017	13,008	12,421	12,777	12,524	12,367	12,198	11,606	12,026	11,905	12,480	12,469	12,374	12,148	12,178	12,169	12,168	12,268	12,596	12,175	12,063	11,874	11,747	11,651	11,588	11,356	11,337	11,138	10,990	10,916	10,710	10,523	10,394	10,469	10,671	10,613	10,636	10,360	10,280	10,296	10,185	9,698	9,655	9,922	10,007	10,100	9,644	9,808	10,193	10,087	10,235	10,271	10,097	10,207	9,919
Russell 1000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Account Value	$ 47,152	46,740	43,893	44,038	42,825	41,951	42,677	39,981	37,723	39,394	38,713	36,240	35,358	33,859	30,531	30,972	32,753	33,050	31,972	29,926	28,621	28,342	26,528	26,847	24,782	26,836	25,667	24,249	26,861	28,173	25,154	27,318	27,968	31,809	30,612	31,970	34,971	34,247	34,039	31,326	33,184	31,988	30,968	29,140	29,548	27,666	27,199	27,205	27,408	26,203	23,769	24,604	25,819	23,404	21,732	20,825	19,515	17,000	18,854	20,232	19,790	19,210	18,394	17,890	17,888	18,026	17,628	16,495	17,607	16,846	16,380	15,814	14,510	15,875	15,708	17,251	17,155	16,265	15,801	15,651	14,994	14,941	15,363	15,776	14,733	14,619	14,188	13,659	13,483	13,241	12,898	12,932	12,604	12,322	12,182	11,696	11,314	11,176	10,938	11,201	11,160	11,216	10,711	10,753	10,548	10,645	9,973	9,977	10,567	10,724	10,694	9,846	10,096	10,749	10,396	10,583	10,436	10,384	10,503	9,847
Russell 1000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Account Value	$ 47,152	46,740	43,893	44,038	42,825	41,951	42,677	39,981	37,723	39,394	38,713	36,240	35,358	33,859	30,531	30,972	32,753	33,050	31,972	29,926	28,621	28,342	26,528	26,847	24,782	26,836	25,667	24,249	26,861	28,173	25,154	27,318	27,968	31,809	30,612	31,970	34,971	34,247	34,039	31,326	33,184	31,988	30,968	29,140	29,548	27,666	27,199	27,205	27,408	26,203	23,769	24,604	25,819	23,404	21,732	20,825	19,515	17,000	18,854	20,232	19,790	19,210	18,394	17,890	17,888	18,026	17,628	16,495	17,607	16,846	16,380	15,814	14,510	15,875	15,708	17,251	17,155	16,265	15,801	15,651	14,994	14,941	15,363	15,776	14,733	14,619	14,188	13,659	13,483	13,241	12,898	12,932	12,604	12,322	12,182	11,696	11,314	11,176	10,938	11,201	11,160	11,216	10,711	10,753	10,548	10,645	9,973	9,977	10,567	10,724	10,694	9,846	10,096	10,749	10,396	10,583	10,436	10,384	10,503	9,847
ICE BofA 3-Month U.S. Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA 3-Month U.S. Treasury Bill Index
Account Value	$ 11,916	11,868	11,823	11,778	11,727	11,671	11,619	11,572	11,517	11,468	11,416	11,370	11,322	11,269	11,219	11,169	11,118	11,068	11,024	10,974	10,931	10,897	10,850	10,815	10,781	10,742	10,707	10,691	10,664	10,646	10,641	10,638	10,631	10,629	10,626	10,624	10,625	10,624	10,623	10,624	10,623	10,623	10,622	10,622	10,622	10,622	10,621	10,620	10,619	10,618	10,617	10,616	10,615	10,614	10,612	10,611	10,610	10,610	10,579	10,563	10,549	10,534	10,521	10,501	10,482	10,461	10,442	10,419	10,395	10,376	10,352	10,334	10,314	10,295	10,274	10,256	10,240	10,222	10,206	10,189	10,173	10,160	10,146	10,136	10,124	10,113	10,104	10,095	10,087	10,077	10,069	10,060	10,055	10,048	10,047	10,042	10,038	10,034	10,032	10,030	10,025	10,023	10,020	10,016	10,015	10,013	10,008	10,006	10,005	10,002	10,001	10,002	10,002	10,000	10,001	10,001	10,001	10,000	10,000	10,000
FTSE WGBI (hedged into USD)
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE WGBI (hedged into USD)
Account Value	$ 11,664	11,768	11,628	11,793	11,666	11,548	11,328	11,236	11,172	11,359	11,273	11,356	11,393	11,044	10,704	10,767	10,972	10,990	11,024	11,053	11,102	11,064	10,773	10,947	10,706	10,933	10,704	10,742	11,089	11,432	11,170	11,304	11,381	11,697	11,964	12,104	12,286	12,399	12,253	12,276	12,423	12,461	12,277	12,210	12,188	12,187	12,211	12,481	12,574	12,557	12,534	12,542	12,448	12,576	12,452	12,416	12,432	12,321	12,312	12,119	11,850	11,923	11,972	12,023	12,096	11,756	11,665	11,499	11,296	11,315	11,103	11,112	11,014	10,832	10,758	10,758	10,807	10,795	10,819	10,778	10,755	10,798	10,667	10,662	10,735	10,731	10,704	10,656	10,724	10,616	10,594	10,634	10,579	10,510	10,522	10,430	10,510	10,488	10,666	10,807	10,813	10,848	10,810	10,561	10,498	10,517	10,462	10,335	10,130	10,154	10,149	10,122	10,041	10,058	9,932	10,062	10,126	10,204	10,127	10,203
50% MSCI ACWI Index/50% FTSE WGBI (hedged into USD)
Account Value [Line Items]
Line Graph and Table Measure Name	50% MSCI ACWI Index/50% FTSE WGBI (hedged into USD)
Account Value	$ 17,240	17,525	17,102	17,419	17,127	16,828	16,534	16,286	15,917	16,320	16,008	15,728	15,708	15,106	14,224	14,484	14,932	15,156	14,907	14,504	14,615	14,486	14,079	14,399	13,752	14,178	13,509	13,136	14,028	14,512	13,866	14,566	14,606	15,433	15,438	15,732	16,251	16,004	16,102	15,716	16,145	15,969	15,797	15,651	15,516	15,183	14,997	14,986	15,076	14,725	13,857	14,032	14,208	13,855	13,433	13,202	12,930	12,220	13,099	13,538	13,460	13,267	13,133	12,984	12,887	12,853	12,785	12,294	12,553	12,355	12,162	12,007	11,501	11,818	11,693	12,148	12,149	12,094	11,928	11,937	11,918	11,884	11,939	12,192	11,897	11,799	11,672	11,526	11,452	11,372	11,204	11,200	11,049	10,928	10,868	10,671	10,567	10,443	10,491	10,650	10,621	10,620	10,378	10,288	10,251	10,185	9,796	9,770	9,969	10,072	10,112	9,717	9,856	10,215	10,107	10,294	10,334	10,224	10,265	10,024
ICE BofA 3-Month U.S. Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA 3-Month U.S. Treasury Bill Index
Account Value	$ 11,916	11,868	11,823	11,778	11,727	11,671	11,619	11,572	11,517	11,468	11,416	11,370	11,322	11,269	11,219	11,169	11,118	11,068	11,024	10,974	10,931	10,897	10,850	10,815	10,781	10,742	10,707	10,691	10,664	10,646	10,641	10,638	10,631	10,629	10,626	10,624	10,625	10,624	10,623	10,624	10,623	10,623	10,622	10,622	10,622	10,622	10,621	10,620	10,619	10,618	10,617	10,616	10,615	10,614	10,612	10,611	10,610	10,610	10,579	10,563	10,549	10,534	10,521	10,501	10,482	10,461	10,442	10,419	10,395	10,376	10,352	10,334	10,314	10,295	10,274	10,256	10,240	10,222	10,206	10,189	10,173	10,160	10,146	10,136	10,124	10,113	10,104	10,095	10,087	10,077	10,069	10,060	10,055	10,048	10,047	10,042	10,038	10,034	10,032	10,030	10,025	10,023	10,020	10,016	10,015	10,013	10,008	10,006	10,005	10,002	10,001	10,002	10,002	10,000	10,001	10,001	10,001	10,000	10,000	10,000
FTSE WGBI (hedged into USD)
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE WGBI (hedged into USD)
Account Value	$ 11,664	11,768	11,628	11,793	11,666	11,548	11,328	11,236	11,172	11,359	11,273	11,356	11,393	11,044	10,704	10,767	10,972	10,990	11,024	11,053	11,102	11,064	10,773	10,947	10,706	10,933	10,704	10,742	11,089	11,432	11,170	11,304	11,381	11,697	11,964	12,104	12,286	12,399	12,253	12,276	12,423	12,461	12,277	12,210	12,188	12,187	12,211	12,481	12,574	12,557	12,534	12,542	12,448	12,576	12,452	12,416	12,432	12,321	12,312	12,119	11,850	11,923	11,972	12,023	12,096	11,756	11,665	11,499	11,296	11,315	11,103	11,112	11,014	10,832	10,758	10,758	10,807	10,795	10,819	10,778	10,755	10,798	10,667	10,662	10,735	10,731	10,704	10,656	10,724	10,616	10,594	10,634	10,579	10,510	10,522	10,430	10,510	10,488	10,666	10,807	10,813	10,848	10,810	10,561	10,498	10,517	10,462	10,335	10,130	10,154	10,149	10,122	10,041	10,058	9,932	10,062	10,126	10,204	10,127	10,203
50% MSCI ACWI Index/50% FTSE WGBI (hedged into USD)
Account Value [Line Items]
Line Graph and Table Measure Name	50% MSCI ACWI Index/50% FTSE WGBI (hedged into USD)
Account Value	$ 17,240	17,525	17,102	17,419	17,127	16,828	16,534	16,286	15,917	16,320	16,008	15,728	15,708	15,106	14,224	14,484	14,932	15,156	14,907	14,504	14,615	14,486	14,079	14,399	13,752	14,178	13,509	13,136	14,028	14,512	13,866	14,566	14,606	15,433	15,438	15,732	16,251	16,004	16,102	15,716	16,145	15,969	15,797	15,651	15,516	15,183	14,997	14,986	15,076	14,725	13,857	14,032	14,208	13,855	13,433	13,202	12,930	12,220	13,099	13,538	13,460	13,267	13,133	12,984	12,887	12,853	12,785	12,294	12,553	12,355	12,162	12,007	11,501	11,818	11,693	12,148	12,149	12,094	11,928	11,937	11,918	11,884	11,939	12,192	11,897	11,799	11,672	11,526	11,452	11,372	11,204	11,200	11,049	10,928	10,868	10,671	10,567	10,443	10,491	10,650	10,621	10,620	10,378	10,288	10,251	10,185	9,796	9,770	9,969	10,072	10,112	9,717	9,856	10,215	10,107	10,294	10,334	10,224	10,265	10,024
Russell 2000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 21,223	23,134	20,847	21,152	21,006	21,324	19,357	19,538	18,605	20,013	19,322	18,288	19,028	16,956	15,549	16,687	17,731	18,664	17,589	16,266	16,418	16,718	17,557	17,859	16,273	17,402	17,005	15,319	16,942	17,296	15,661	17,065	17,039	18,914	18,681	18,484	20,453	20,006	20,876	20,024	20,632	20,181	20,937	20,539	20,497	20,075	19,876	18,709	17,813	16,395	13,843	13,559	14,028	13,280	12,922	12,481	11,718	10,303	13,163	14,373	14,849	14,433	13,862	13,507	13,231	13,918	13,839	12,925	14,015	13,555	13,845	13,160	11,830	13,424	13,214	14,824	15,190	14,562	14,312	14,211	13,397	13,283	13,113	13,641	13,294	13,348	12,974	12,864	12,108	12,264	12,174	11,767	12,012	11,881	11,866	11,641	11,595	11,279	10,148	10,654	10,537	10,354	9,770	9,777	9,561	9,413	8,718	8,718	9,559	10,064	9,747	9,227	9,703	10,354	10,475	10,398	10,165	10,432	10,253	9,678
Russell 2000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 21,223	$ 23,134	$ 20,847	$ 21,152	$ 21,006	$ 21,324	$ 19,357	$ 19,538	$ 18,605	$ 20,013	$ 19,322	$ 18,288	$ 19,028	$ 16,956	$ 15,549	$ 16,687	$ 17,731	$ 18,664	$ 17,589	$ 16,266	$ 16,418	$ 16,718	$ 17,557	$ 17,859	$ 16,273	$ 17,402	$ 17,005	$ 15,319	$ 16,942	$ 17,296	$ 15,661	$ 17,065	$ 17,039	$ 18,914	$ 18,681	$ 18,484	$ 20,453	$ 20,006	$ 20,876	$ 20,024	$ 20,632	$ 20,181	$ 20,937	$ 20,539	$ 20,497	$ 20,075	$ 19,876	$ 18,709	$ 17,813	$ 16,395	$ 13,843	$ 13,559	$ 14,028	$ 13,280	$ 12,922	$ 12,481	$ 11,718	$ 10,303	$ 13,163	$ 14,373	$ 14,849	$ 14,433	$ 13,862	$ 13,507	$ 13,231	$ 13,918	$ 13,839	$ 12,925	$ 14,015	$ 13,555	$ 13,845	$ 13,160	$ 11,830	$ 13,424	$ 13,214	$ 14,824	$ 15,190	$ 14,562	$ 14,312	$ 14,211	$ 13,397	$ 13,283	$ 13,113	$ 13,641	$ 13,294	$ 13,348	$ 12,974	$ 12,864	$ 12,108	$ 12,264	$ 12,174	$ 11,767	$ 12,012	$ 11,881	$ 11,866	$ 11,641	$ 11,595	$ 11,279	$ 10,148	$ 10,654	$ 10,537	$ 10,354	$ 9,770	$ 9,777	$ 9,561	$ 9,413	$ 8,718	$ 8,718	$ 9,559	$ 10,064	$ 9,747	$ 9,227	$ 9,703	$ 10,354	$ 10,475	$ 10,398	$ 10,165	$ 10,432	$ 10,253	$ 9,678